united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 10/31

Date of reporting period: 4/30/19

Item 1. Reports to Stockholders.

navigator FUNDS

Navigator Tactical Fixed Income Fund		
Share Class	**Ticker**	**Cusip**
A share	NTBAX	66538B594
I share	NTBIX	66538B578
C share	NTBCX	66538B586

Navigator Duration Neutral Bond Fund		
Share Class	**Ticker**	**Cusip**
A share	NDNAX	66538B875
I share	NDNIX	66538B859
C share	NDNCX	66538B867

Navigator Equity Hedged Fund		
Share Class	**Ticker**	**Cusip**
A share	NAVAX	66537X803
I share	NAVIX	66537X878
C share	NAVCX	66537X886

Navigator Sentry Managed Volatility Fund		
Share Class	**Ticker**	**Cusip**
A share	NVXAX	66538B644
I share	NVXIX	66538B628
C share	NVXCX	66538B636

Navigator Ultra Short Bond Fund		
Share Class	**Ticker**	**Cusip**
A share	NUSAX	66538J530
I share	NUSIX	66538J522

Semi-Annual Report

April 30, 2019

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website www.navigatorfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Advised by:

Clark Capital Management Group

1-877-766-2264 • www.navigatorfunds.com

One Liberty Place | 53rd Floor | 1650 Market Street | Philadelphia, PA 19103 | 800.766.2264 | www.navigatorfunds.com

Navigator Equity Hedged Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the periods ended April 30, 2019 compared to its benchmarks:

			Annualized

	Six Months	One Year	Five Year	Since Inception*
Navigator Equity Hedged Fund:
Class A	2.75%	(1.80)%	1.73%	1.00%
Class A with load of 5.50%	(2.89)%	(7.16)%	0.59%	0.32%
Class C	2.45%	(2.47)%	0.97%	0.24%
Class I	2.97%	(1.47)%	1.99%	1.26%
MSCI World Index	8.83%	6.48%	7.31%	8.83%
HFRX Equity Hedge Index	1.51%	(3.97)%	1.09%	0.06%

*	Fund commenced operations on December 28, 2010.

The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 23 developed market country indices. Investors cannot invest directly in an index or benchmark.

The HFRX Equity Hedge Index is designed to be representative of equity hedge strategies which maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. The referenced index is shown for general market comparisons and is not meant to represent the Fund. Investors cannot invest directly in an index or benchmark; unmanaged index returns do not reflect any fees, expenses or sales charges.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 28, 2019 prospectus, the total annual operating expenses before fee waivers are 1.83%, 2.62% and 1.62% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.50% imposed on purchases. For performance information current to the most recent month -end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Exchange Traded Funds	82.4%	Collateral For Securities Loaned	8.1%
Large-Cap Index Funds	29.4%	Mutual Funds	6.4%
Sector Funds	53.0%	Asset Allocation	6.4%
		Short-Term Investments	3.1%
			100.0%

+	Based on Portfolio Market Value as of April 30, 2019. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Duration Neutral Bond Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the periods ended April 30, 2019 compared to its benchmarks.

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Navigator Duration Neutral Bond Fund:
Class A	2.25%	2.40%	1.44%	2.02%
Class A with load of 3.75%	(1.58)%	(1.42)%	0.66%	1.32%
Class C	1.93%	1.72%	0.68%	1.30%
Class I	2.39%	2.70%	1.69%	2.24%
Bloomberg Barclays Municipal Bond Index	5.68%	6.16%	3.56%	4.11%

*	Fund commenced operations on September 23, 2013.

Bloomberg Barclays Municipal Bond Index: Includes most investment-grade tax-exempt bonds that are issued by state and local governments. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 28, 2019 prospectus, as supplemented on April 4, 2019, the total annual operating expenses 1.18%, 1.93% and 0.93% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877- 766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Municipal Bonds & Notes	75.4%
Closed-End Funds	9.3%
Options Purchased	0.1%
Collateral on Securities Loaned	0.2%
Short-Term Investments	15.0%
100.0%

+	Based on Portfolio Market Value as of April 30, 2019. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Sentry Managed Volatility Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended April 30, 2019 compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Navigator Sentry Managed Volatility Fund:
Class A	(19.62)%	(26.16)%	(33.03)%	(33.01)%
Class A with load of 3.75%	(22.56)%	(29.05)%	(33.55)%	(33.51)%
Class C	(19.37)%	(25.86)%	(32.82)%	(32.81)%
Class I	(19.37)%	(25.86)%	(32.82)%	(32.81)%
S&P 500 Inverse Daily Index	(8.09)%	(10.03)%	(10.43)%	(10.28)%

*	Fund commenced operations on March 6, 2014.

The S&P 500 Inverse Daily Index provides inverse (positive or negative) returns of the S&P 500® by taking a short position in the index. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 28, 2019 prospectus, the total annual operating expenses before fee waivers are 2.37%, 3.12% and 2.12% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION** (Unaudited)

Options Purchased +	5.7%
Short-Term Investments	94.3%
100.0%

**	Based on Portfolio Market Value as of April 30, 2019. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

+	Options purchased percentage is netted with options written.

Navigator Tactical Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended April 30, 2019 compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception*
Navigator Tactical Fixed Income Fund:
Class A	3.95%	5.57%	4.57%	4.58%
Class A with load of 3.75%	0.08%	1.64%	3.77%	3.80%
Class C	3.54%	4.78%	3.82%	3.83%
Class I	4.08%	5.95%	4.85%	4.88%
Barclays U.S. Corporate High Yield Bond Index	5.54%	6.74%	4.84%	4.91%

*	Fund commenced operations on March 27, 2014.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index is a market value-weighted index which covers the U.S. non-investment grade fixed- rate debt market. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s January 28, 2019 prospectus, the total annual operating expenses before fee waivers are 1.30%, 2.05% and 1.05% for the Fund’s Class A, Class C and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION** (Unaudited)

Corporate Bonds	75.3%
Mutual Fund	3.4%
Exchange Traded Funds	3.2%
U.S. Treasury Bills	2.4%
Municipal Bonds & Notes	2.0%
Convertible Bonds	0.7%
Agency Bonds	0.2%
Closed-End Fund	0.1%
Collateral for Securities Loaned	1.4%
Short-Term Investments	11.3%
100.0%

**	Based on Portfolio Market Value as of April 30, 2019. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Ultra Short Bond Fund
PORTFOLIO REVIEW (Unaudited)

The Fund’s performance figures for the period ended April 30, 2019 compared to its benchmark:

Since Inception*
Navigator Ultra Short Bond Fund:
Class A	0.40%
Class A with load of 3.75%	(3.37)%
Class I	0.30%
Bloomberg Barclays U.S. Treasury Bellwethers: 1 Year Index	0.28%

*	Fund commenced operations on March 21, 2019. Start of performance is March 25, 2019.

Bloomberg Barclays U.S. Treasury Bellwethers: 1 Year Index measures the performance of the U.S. government bond market and includes public obligations of the U.S. Treasury with a maturity of up to a year. Investors cannot invest directly in an index or benchmark.

The performance data quoted is historical. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The chart does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. Per the fee table in the Fund’s February 12, 2019 prospectus, the total annual operating expenses are 0.75% and 0.50% for the Fund’s Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 3.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-766-2264.

PORTFOLIO COMPOSITION+ (Unaudited)

Corporate Bonds	96.1%
Convertible Bonds	2.8%
Municipal Bonds & Notes	0.9%
Short-Term Investments	0.2%
100.0%

+	Based on Portfolio Market Value as of April 30, 2019. Please refer to the Fund’s Portfolio of Investments in the report for a detailed listing of the Fund’s holdings.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 89.5%
	LARGE-CAP INDEX FUNDS - 32.0%
27,092	iShares Core S&P 500 ETF	$8,017,607
119,081	SPDR Portfolio S&P 500 Growth ETF	4,606,053
		12,623,660
	SECTOR FUNDS - 57.5%
38,376	First Trust Dow Jones Internet Index Fund * (a)	5,669,287
50,515	Invesco BuyBack Achievers ETF	3,213,259
19,521	Vanguard Consumer Discretionary ETF	3,537,400
91,335	Vanguard FTSE Emerging Markets ETF	3,964,852
29,647	Vanguard Information Technology ETF (a)	6,326,966
		22,711,764

	TOTAL EXCHANGE TRADED FUNDS (Cost - $32,913,886)	35,335,424

	MUTUAL FUND - 6.9%
	ASSET ALLOCATION - 6.9%
2,125,086	Navigator Sentry Managed Volatility Fund - Class I * #	2,741,361
	TOTAL MUTUAL FUND (Cost - $4,812,418)

	SHORT-TERM INVESTMENTS - 3.4%
	MONEY MARKET FUND - 3.4%
1,337,400	Milestone Treasury Obligations Fund, Institutional Class, 2.29% +	1,337,400
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,337,400)

	COLLATERAL FOR SECURITIES LOANED - 8.9%
3,493,151	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Shares, 2.34% + (b)	3,493,151
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,493,151)

	TOTAL INVESTMENTS - 108.7% (Cost - $42,556,855)	$42,907,336
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7)%	(3,420,175)
	NET ASSETS - 100.0%	$39,487,161

ETF - Exchange-Traded Fund

*	Non-income producing.

#	Affiliated Security.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $3,785,924 at April 30, 2019.

(b)	Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $370,489.

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Shares		Value
	CLOSED-END FUNDS - 9.5%
	DEBT FUNDS - 9.5%
224,000	BlackRock MuniYield Quality Fund III, Inc.	$2,898,560
267,778	Nuveen Municipal Value Fund, Inc. (a)	2,669,747
	TOTAL CLOSED-END FUNDS (Cost $5,329,852)	5,568,307

Principal Amount ($)		Coupon Rate	Maturity
	MUNICIPAL BONDS & NOTES - 76.9%
	CALIFORNIA - 5.5%
2,000,000	Golden State Tobacco Securitization Corp.	6.166	7/1/2040	2,078,300
1,260,000	Mount San Antonio Community College District	0.000	8/1/2043	1,145,006
				3,223,306
	COLORADO - 2.7%
1,500,000	Colorado Water Resources & Power Development Authority	5.900	9/1/2035	1,563,023

	ILLINOIS - 7.4%
1,000,000	Chicago O’Hare International Airport	6.845	1/1/2038	1,025,075
2,330,000	State of Illinois	3.250	11/1/2026	2,268,674
1,000,000	State of Illinois	4.250	6/15/2030	1,014,955
				4,308,704
	KANSAS - 4.9%
1,500,000	Sedgwick County Unified School District No. 260	3.500	10/1/2036	1,557,067
1,250,000	Sedgwick County Unified School District No. 260	3.500	10/1/2037	1,292,131
				2,849,198
	LOUISIANA - 1.7%
1,000,000	East Baton Rouge Sewerage Commission	6.087	2/1/2045	1,023,945

	MASSACHUSETTS - 4.3%
2,480,000	University of Massachusetts Building Authority	6.423	5/1/2029	2,487,576

	NORTH CAROLINA - 2.6%
1,500,000	City of Winston-Salem NC Water & Sewer System Revenue	5.294	6/1/2034	1,540,785

	NEW JERSEY - 6.0%
1,190,000	New Jersey Transportation Trust Fund Authority	5.125	6/15/2029	1,249,893
2,000,000	New Jersey Turnpike Authority	5.000	1/1/2045	2,244,350
				3,494,243
	NEW YORK - 5.2%
1,500,000	New York City Transitional Finance Authority Future Tax Secured Revenue	6.267	8/1/2039	1,513,118
1,500,000	New York City Water & Sewer System	5.790	6/15/2041	1,549,890
				3,063,008
	PENNSYLVANIA - 21.5%
400,000	Commonwealth Financing Authority	5.000	6/1/2030	481,348
1,000,000	Commonwealth Financing Authority	5.000	6/1/2031	1,190,560
1,300,000	Commonwealth of Pennsylvania	4.000	4/1/2032	1,367,808
1,520,000	Commonwealth of Pennsylvania	5.350	5/1/2030	1,558,380
2,465,000	County of Montgomery PA	6.030	9/1/2039	2,524,369
575,000	Montgomery County Higher Education & Health Authority	0.000	5/1/2036	580,678
250,000	Montgomery County Higher Education & Health Authority	0.000	5/1/2036	260,290
250,000	Montgomery County Higher Education & Health Authority	0.000	5/1/2036	262,581
1,000,000	Pennsylvania State University	5.000	3/1/2040	1,025,565
2,500,000	Pennsylvania Turnpike Commission	5.000	12/1/2041	2,845,863
500,000	Pittsburgh Water & Sewer Authority, 1 mo. LIBOR + 0.640% **	2.391	9/1/2040	500,340
				12,597,782
	TEXAS - 15.1%
290,000	Dallas County Hospital District	6.171	8/15/2034	292,706
5,850,000	Texas Water Development Board	4.000	10/15/2032	6,555,861
1,990,000	University of Texas Syatem	6.276	8/15/2041	2,009,522
				8,858,089

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $44,162,382)			45,009,659

The accompanying notes are an integral part of these financial statements.

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

				Notional
Contracts ^		Strike Price	Expiration	Amount	Value
	OPTIONS PURCHASED * - 0.1%
	CALL OPTIONS PURCHASED - 0.1%
50	10-Year U. S. Treasury Note Futures	$124.00	June-19	$6,200,000	$14,844
100	10-Year U. S. Treasury Note Futures	124.50	June-19	12,450,000	15,625
100	10-Year U. S. Treasury Note Futures	125.00	June-19	12,500,000	9,375
50	10-Year U. S. Treasury Note Futures	125.50	June-19	6,275,000	3,125
75	U.S. Treasury Long Bond Futures	157.00	June-19	11,775,000	1,172
	TOTAL OPTIONS PURCHASED (Cost - $101,783)				44,141

Shares
	SHORT-TERM INVESTMENTS - 15.3%
	MONEY MARKET FUND - 15.3%
8,948,510	Dreyfus Cash Management - Institutional Shares, 2.53% +	8,951,194
	TOTAL SHORT TERM INVESTMENTS (Cost - $8,949,351)

	COLLATERAL FOR SECURITIES LOANED - 0.2%
141,450	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 2.34% + (b)	141,450
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $141,450)

	TOTAL INVESTMENTS - 102.0% (Cost - $58,684,818)	$59,714,751
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(1,192,088)
	NET ASSETS - 100.0%	$58,522,663

LIBOR - London Interbank Offered Rate

*	Non-income producing.

**	Variable rate security. Interest rate is as of April 30, 2019.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.

^	Each option contract allows the Fund to purchase 1 underlying futures contract.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $137,586 at April 30, 2019.

(b)	Security purchased with cash proceeds of securities lending collateral.

FUTURES CONTRACTS
Number of Short			Notional Value at	Unrealized
Contracts	Open Short Future Contracts	Expiration	April 30, 2019	(Depreciation)
(203)	10-Year U.S. Treasury Note Futures	June-19	$(25,105,391)	$(165,750)
(55)	U.S. Treasury Long Bond Futures	June-19	(8,110,781)	(70,468)
	TOTAL FUTURES CONTRACTS			$(236,218)

The accompanying notes are an integral part of these financial statements.

Navigator Sentry Managed Volatility Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Contracts ^		Strike Price	Expiration	Notional Amount	Value
	OPTIONS PURCHASED * - 16.8%
	CALL OPTIONS PURCHASED - 1.6%
4,000	iPath Series B S&P 500 VIX Short-Term Futures ETN	26.00	May-19	$10,400,000	$178,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $482,548)

	PUT OPTIONS PURCHASED - 15.2%
700	S&P 500 Index	2,870.00	June-19	200,900,000	1,648,500
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,873,247)

	TOTAL OPTIONS PURCHASED (Cost - $2,355,795)				1,826,500

Shares
	SHORT-TERM INVESTMENTS - 93.1%
	MONEY MARKET FUND - 93.1%
10,109,846	Milestone Treasury Obligations Fund, Institutional Class, 2.29%	10,109,846
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,109,846)

	TOTAL INVESTMENTS - 109.9% (Cost - $12,465,641)	$11,936,346
	OPTIONS WRITTEN (Premiums Received - $1,525,143) - (11.1)%	(1,210,000)
	OTHER ASSETS LESS LIABILITIES - 1.2%	131,601
	NET ASSETS - 100.0%	$10,857,947

Contracts ^
	OPTIONS WRITTEN * - (11.1)%
	CALL OPTIONS WRITTEN - (4.5)%
(4,000)	iPath Series B S&P 500 VIX Short-Term Futures ETN	24.50	May-19	(9,800,000)	(496,000)
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $748,890)

	PUT OPTIONS WRITTEN - (6.6)%
(700)	S&P 500 Index	2,740.00	June-19	(191,800,000)	(714,000)
	TOTAL PUT OPTIONS WRITTEN (Premiums Received - $776,253)

	TOTAL OPTIONS WRITTEN (Premiums Received - $1,525,143)				$(1,210,000)

ETN - Exchange-Traded Note

*	Non-income producing.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.

^	Each option contract allows the Fund to purchase/sell 100 shares of the underlying security at the exercise price.

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Shares		Value
	CLOSED-END FUND - 0.1%
	DEBT FUND - 0.1%
295,426	BlackRock MuniYield Quality Fund III, Inc.	$3,822,812
	TOTAL CLOSED-END FUND (Cost - $3,757,492)

	EXCHANGE TRADED FUNDS - 3.1%
	DEBT FUNDS - 3.1%
982,156	SPDR Bloomberg Barclays High Yield Bond ETF (a)	85,388,643
1,400,000	SPDR Bloomberg Barclays Short-Term High Yield Bond ETF (a)	50,778,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $131,877,096)	136,166,643

	MUTUAL FUNDS - 3.4%
	DEBT FUND - 3.4%
3,647,476	Navigator Duration Neutral Bond Fund - Class I #	36,693,607
10,848,303	Navigator Ultra Short Bond Fund - Class I #	108,808,483
	TOTAL MUTUAL FUNDS (Cost - $145,775,432)	145,502,090

Principal Amount ($)		Coupon Rate (%)	Maturity
	AGENCY BOND - 0.2%
	SOVEREIGN - 0.2%
10,000,000	Federal Farm Credit Banks, 1 mo. LIBOR + 0.020% **	2.494	9/17/2021	9,989,542
	TOTAL AGENCY BOND (Cost - $9,990,682)

	CORPORATE BONDS - 74.0%
	ADVERTISING - 0.1%
1,000,000	Lamar Media Corp.	5.000	5/1/2023	1,017,500
400,000	Lamar Media Corp.	5.750	2/1/2026	421,532
200,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.250	2/15/2022	203,250
800,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.625	2/15/2024	827,080
800,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.875	3/15/2025	829,000
				3,298,362
	AEROSPACE/DEFENSE - 1.5%
1,600,000	Arconic, Inc.	5.125	10/1/2024	1,650,944
1,000,000	Arconic, Inc.	5.400	4/15/2021	1,031,035
600,000	Arconic, Inc.	5.870	2/23/2022	629,642
4,028,000	Arconic, Inc.	6.150	8/15/2020	4,164,610
400,000	Bombardier, Inc. - 144A	5.750	3/15/2022	406,500
1,000,000	Bombardier, Inc. - 144A	6.000	10/15/2022	1,005,625
1,600,000	Bombardier, Inc. - 144A	6.125	1/15/2023	1,606,000
1,200,000	Bombardier, Inc. - 144A	7.500	12/1/2024	1,223,040
1,600,000	Bombardier, Inc. - 144A	7.500	3/15/2025	1,612,000
1,600,000	Bombardier, Inc. - 144A	8.750	12/1/2021	1,776,000
26,094,000	General Dynamics Corp., 3 mo. LIBOR + 0.290% **	2.987	5/11/2020	26,155,657
1,400,000	TransDigm, Inc.	6.000	7/15/2022	1,422,750
3,000,000	TransDigm, Inc. - 144A	6.250	3/15/2026	3,131,250
1,400,000	TransDigm, Inc.	6.375	6/15/2026	1,408,750
1,600,000	TransDigm, Inc.	6.500	7/15/2024	1,627,000
1,000,000	TransDigm, Inc.	6.500	5/15/2025	1,013,750
600,000	TransDigm, Inc. - 144A	7.500	3/15/2027	620,250
800,000	TransDigm UK Holdings PLC -144A	6.875	5/15/2026	806,000
600,000	Triumph Group, Inc.	7.750	8/15/2025	600,000
15,000,000	United Technologies Corp.	1.500	11/1/2019	14,915,127
				66,805,930
	AGRICULTURE - 0.7%
19,838,000	Altria Group, Inc.	9.250	8/6/2019	20,166,883
500,000	Darling Ingredients, Inc. - 144A	5.250	4/15/2027	510,000
800,000	JBS Investments II GmbH - 144A (a)	7.000	1/15/2026	834,400
5,640,000	Philip Morris International, Inc., 3 mo. LIBOR + 0.420% ** (a)	3.061	2/21/2020	5,652,564
1,200,000	Vector Group Ltd. - 144A	6.125	2/1/2025	1,083,000
				28,246,847
	AIRLINES - 0.6%
600,000	Air Canada - 144A	7.750	4/15/2021	643,500
24,494,000	Deltra Air Lines, Inc.	2.875	3/13/2020	24,478,482
600,000	United Continental Holdings, Inc.	4.250	10/1/2022	606,000
				25,727,982
	APPAREL - 0.1%
1,200,000	Hanesbrands, Inc. - 144A	4.625	5/15/2024	1,218,000
1,200,000	Hanesbrands, Inc. - 144A	4.875	5/15/2026	1,207,500
				2,425,500
	AUTO MANUFACTURERS - 3.6%
600,000	Allison Transmission, Inc. - 144A	4.750	10/1/2027	590,886
1,200,000	Allison Transmission, Inc. - 144A	5.000	10/1/2024	1,218,204
4,000,000	American Honda Finance Corp., 3 mo. LIBOR + 0.150% **	2.838	11/13/2019	4,003,114
27,500,000	BMW US Capital LLC, 3 mo. LIBOR + 0.410% - 144A **	3.013	4/12/2021	27,557,099
5,000,000	BMW US Capital LLC, 3 mo. LIBOR + 0.500% - 144A **	3.188	8/13/2021	5,015,476
10,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.390% - 144A **	3.128	5/4/2020	9,995,666
10,000,000	Daimler Finance North America LLC, 3 mo. LIBOR + 0.630% - 144A **	3.219	1/6/2020	10,013,732
2,518,000	Fiat Chrysler Automobiles NV	4.500	4/15/2020	2,546,328
1,600,000	Fiat Chrysler Automobiles NV	5.250	4/15/2023	1,672,000
9,500,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 1.000% **	3.592	1/9/2020	9,510,555
20,971,000	General Motors Financial Co., Inc.	3.200	7/13/2020	21,042,562
13,505,000	General Motors Financial Co., Inc., 3 mo. LIBOR + 0.930% **	3.527	4/13/2020	13,548,441
400,000	Jaguar Land Rover Automotive PLC - 144A (a)	4.500	10/1/2027	332,000
400,000	Jaguar Land Rover Automotive PLC - 144A (a)	5.625	2/1/2023	398,500
1,400,000	Navistar International Corp. - 144A	6.625	11/1/2025	1,433,250
18,000,000	Nissan Motor Acceptance Corp., 3 mo. LIBOR + 0.520% - 144A **	3.128	9/13/2019	18,003,474
2,600,000	Tesla, Inc. - 144A (a)	5.300	8/15/2025	2,232,750
25,000,000	Toyota Motor Credit Corp., 3 mo. LIBOR + 0.150% **	2.753	10/9/2020	25,021,630
				154,135,667

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	AUTO PARTS & EQUIPMENT - 0.2%
2,100,000	Adient US LLC - 144A	7.000	5/15/2026	$2,155,125
559,000	American Axle & Manufacturing, Inc. (a)	6.250	3/15/2026	561,795
1,000,000	American Axle & Manufacturing, Inc. (a)	6.250	4/1/2025	1,008,860
600,000	American Axle & Manufacturing, Inc. (a)	6.500	4/1/2027	606,636
600,000	Dana Financing Luxembourg Sarl - 144A	5.750	4/15/2025	615,000
600,000	Dana, Inc.	5.500	12/15/2024	610,500
1,000,000	Goodyear Tire & Rubber Co. (a)	4.875	3/15/2027	950,000
1,200,000	Goodyear Tire & Rubber Co. (a)	5.000	5/31/2026	1,171,041
1,200,000	Goodyear Tire & Rubber Co. (a)	5.125	11/15/2023	1,221,900
				8,900,857
	BANKS - 18.0%
10,000,000	Australia & New Zealand Banking Group Ltd., 3 mo. LIBOR + 0.320% - 144A **	2.920	7/2/2020	10,010,379
25,875,000	Australia & New Zealand Banking Group Ltd., 3 mo. LIBOR + 0.460% - 144A **	3.143	5/17/2021	25,953,582
22,045,000	BB&T Corp., 3 mo. LIBOR + 0.570% **	3.181	6/15/2020	22,135,060
5,000,000	Bank of America Corp., 3 mo. LIBOR + 0.660% **	3.251	7/21/2021	5,021,622
25,000,000	Bank of New York Mellon, 3 mo. LIBOR + 0.300% **	2.915	12/4/2020	25,030,910
25,000,000	Bank of New York Mellon Corp., 3 mo. LIBOR + 0.870% **	3.553	8/17/2020	25,287,479
40,000,000	Bank of New Zealand - 144A	3.500	2/20/2024	40,639,110
25,000,000	Bank of Nova Scotia, 3 mo. LIBOR + 0.290% **	2.879	1/8/2021	25,039,004
800,000	CIT Group, Inc. (a)	4.125	3/9/2021	813,000
600,000	CIT Group, Inc. (a)	4.750	2/16/2024	619,500
1,800,000	CIT Group, Inc. (a)	5.000	8/1/2023	1,882,800
800,000	CIT Group, Inc. (a)	5.250	3/7/2025	853,000
400,000	CIT Group, Inc. (a)	6.125	3/9/2028	446,500
8,680,000	Capital One NA	1.850	9/13/2019	8,652,704
12,676,000	Capital One NA	2.400	9/5/2019	12,659,224
20,000,000	Citigroup, Inc., 3 mo. LIBOR + 1.380% **	3.981	3/30/2021	20,362,378
19,000,000	Citibank NA, SOFR + 0.600% **	3.040	3/13/2021	19,035,332
27,696,000	Citibank NA, 3 mo. LIBOR + 0.570% **	3.161	7/23/2021	27,828,883
14,860,000	Citizens Bank NA/Providence RI, 3 mo. LIBOR + 0.720% **	3.413	2/14/2022	14,906,295
15,000,000	Commonwealth Bank of Australia, 3 mo. LIBOR + 0.320% - 144A **	2.922	6/25/2020	15,031,642
6,060,000	DNB Bank ASA, 3 mo. LIBOR + 1.070% - 144A **	3.685	6/2/2021	6,144,188
1,600,000	Deutsche Bank AG	4.296	5/24/2028	1,455,101
1,200,000	Deutsche Bank AG/New York NY	4.875	12/1/2032	1,027,020
800,000	Fifth Third Bancorp, 3 mo. LIBOR + 3.030% ** (a)	5.100	12/29/2049	788,372
36,920,000	Fifth Third Bank/Cincinnati OH, 3 mo. LIBOR + 0.250% **	2.833	10/30/2020	36,927,778
800,000	Freedom Mortgage Corp. - 144A	8.125	11/15/2024	714,000
877,000	Freedom Mortgage Corp. - 144A	8.250	4/15/2025	782,723
10,000,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 0.800% **	3.408	12/13/2019	10,014,896
1,800,000	Intesa Sanpaolo SpA - 144A	5.017	6/26/2024	1,738,204
36,541,000	JPMorgan Chase & Co., 3 mo. LIBOR + 0.680% **	3.306	6/1/2021	36,709,598
17,500,000	JPMorgan Chase & Co., 3 mo. LIBOR + 1.100% **	3.707	6/7/2021	17,737,596
13,459,000	JPMorgan Chase Bank NA, 3 mo. LIBOR + 0.290% **	3.026	2/1/2021	13,466,316
20,000,000	JPMorgan Chase Bank NA, SOFR + 0.610% **	3.050	2/19/2021	20,020,264
15,000,000	KeyBank NA/Cleveland OH	1.600	8/22/2019	14,954,222
4,225,000	Manufacturers & Traders Trust Co	2.250	7/25/2019	4,221,977
4,800,000	Morgan Stanley, 3 mo. LIBOR + 0.550% **	3.247	2/10/2021	4,807,044
25,000,000	Morgan Stanley, 3 mo. LIBOR + 1.400% **	3.992	4/21/2021	25,456,312
50,000,000	PNC Bank NA, 3 mo. LIBOR + 0.350% **	2.947	3/12/2021	50,087,697
3,235,000	Regions Bank/Birmingham AL, 3 mo. LIBOR + 0.500% **	3.188	8/13/2021	3,226,177
25,000,000	Royal Bank of Canada, 3 mo. LIBOR + 0.390% **	2.973	4/30/2021	25,107,292
25,000,000	State Street Corp., 3 mo. LIBOR + 0.900% **	3.583	8/18/2020	25,234,844
10,000,000	Synchrony Bank, 3 mo. LIBOR + 0.625% **	3.226	3/30/2020	10,019,294
50,000,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.280% **	2.881	6/11/2020	50,111,662
4,000,000	Toronto-Dominion Bank, 3 mo. LIBOR + 0.900% **	3.497	7/13/2021	4,053,239
35,000,000	US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.125% **	2.713	1/17/2020	35,018,660
15,000,000	US Bank NA/Cincinnati OH, 3 mo. LIBOR + 0.320% **	2.906	4/26/2021	15,037,632
1,200,000	UniCredit SpA - 144A	5.861	6/19/2032	1,122,855
50,000,000	Wells Fargo & Co., 3 mo. LIBOR + 1.340% **	3.955	3/4/2021	50,886,004
5,000,000	Westpac Banking Corp., 3 mo. LIBOR + 0.280% **	2.964	5/15/2020	5,011,319
				774,090,690
	BEVERAGES - 1.0%
27,162,000	Anheuser-Busch InBev Worldwide, Inc.	6.875	11/15/2019	27,760,831
16,000,000	Molson Coors Brewing Co.	2.250	3/15/2020	15,921,700
				43,682,531
	BIOTECHNOLOGY - 0.6%
10,000,000	Celgene Corp.	2.250	5/15/2019	9,997,723
15,970,000	Gilead Sciences, Inc., 3 mo. LIBOR + 0.250% **	2.883	9/20/2019	15,982,383
				25,980,106
	BUILDING MATERIALS - 0.3%
1,200,000	Griffon Corp.	5.250	3/1/2022	1,204,500
4,795,000	Martin Marietta Materials, Inc., 3 mo. LIBOR + 0.500% **	3.133	12/20/2019	4,797,302
1,200,000	Standard Industries, Inc. - 144A	4.750	1/15/2028	1,153,500
400,000	Standard Industries, Inc. - 144A	5.000	2/15/2027	394,000
1,400,000	Standard Industries, Inc. - 144A	5.375	11/15/2024	1,431,500
800,000	Standard Industries, Inc. - 144A	5.500	2/15/2023	814,000
1,400,000	Standard Industries, Inc. - 144A	6.000	10/15/2025	1,468,544
600,000	Summit Materials LLC / Summit Materials Finance Corp.	6.125	7/15/2023	613,500
				11,876,846

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	CHEMICALS - 1.0%
10,218,000	Air Liquide Finance SA - 144A	1.375	9/27/2019	$10,158,516
600,000	Blue Cube Spinco LLC	10.000	10/15/2025	685,500
800,000	CF Industries, Inc.	3.450	6/1/2023	786,000
600,000	Chemours Co.	5.375	5/15/2027	601,500
1,200,000	Chemours Co.	7.000	5/15/2025	1,272,000
20,000,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3 mo. LIBOR + 0.750% - 144A **	3.486	5/1/2020	20,053,207
1,200,000	Element Solutions, Inc. - 144A	5.875	12/1/2025	1,234,500
1,600,000	Hexion, Inc. (a)	6.625	4/15/2020	1,276,000
400,000	Hexion, Inc. - 144A (a)	10.375	2/1/2022	315,000
1,000,000	Hexion, Inc. / Hexion Nova Scotia Finance ULC	9.000	11/15/2020	200,000
1,400,000	NOVA Chemicals Corp. - 144A	4.875	6/1/2024	1,373,750
396,000	NOVA Chemicals Corp. - 144A	5.000	5/1/2025	386,595
1,400,000	NOVA Chemicals Corp. - 144A	5.250	6/1/2027	1,380,750
800,000	NOVA Chemicals Corp. - 144A	5.250	8/1/2023	809,000
800,000	Olin Corp. (a)	5.000	2/1/2030	795,000
600,000	Olin Corp. (a)	5.125	9/15/2027	611,250
600,000	Tronox Finance PLC - 144A (a)	5.750	10/1/2025	588,000
805,000	Tronox, Inc. - 144A	6.500	4/15/2026	815,063
1,200,000	WR Grace & Co-Conn - 144A	5.125	10/1/2021	1,248,000
				44,589,631
	COAL - 0.0%
1,200,000	Peabody Energy Corp. - 144A	6.000	3/31/2022	1,222,500
600,000	Peabody Energy Corp. - 144A	6.375	3/31/2025	597,000
				1,819,500
	COMMERICAL SERVICES - 0.8%
600,000	APX Group, Inc. (a)	7.625	9/1/2023	528,000
400,000	APX Group, Inc. (a)	7.875	12/1/2022	401,000
200,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.500	4/1/2023	204,214
1,000,000	Hertz Corp. - 144A	5.500	10/15/2024	860,000
600,000	Hertz Corp.	6.250	10/15/2022	585,000
1,400,000	Hertz Corp. - 144A	7.625	6/1/2022	1,448,125
1,400,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC - 144A	6.375	8/1/2023	1,431,500
600,000	Nielsen Co Luxembourg SARL - 144A (a)	5.000	2/1/2025	594,000
1,200,000	Nielsen Finance LLC / Nielsen Finance Co.	4.500	10/1/2020	1,203,000
4,200,000	Nielsen Finance LLC / Nielsen Finance Co. - 144A	5.000	4/15/2022	4,193,196
1,600,000	Refinitiv US Holdings, Inc. - 144A	6.250	5/15/2026	1,646,000
2,400,000	Refinitiv US Holdings, Inc. - 144A	8.250	11/15/2026	2,438,232
800,000	Service Corp International/US	4.625	12/15/2027	809,000
2,200,000	Service Corp International/US	5.375	1/15/2022	2,224,750
1,200,000	Service Corp International/US	5.375	5/15/2024	1,234,632
800,000	Star Merger Sub, Inc. - 144A	6.875	8/15/2026	833,020
800,000	Star Merger Sub, Inc. - 144A	10.250	2/15/2027	838,000
1,200,000	ServiceMaster Co. LLC - 144A	5.125	11/15/2024	1,215,000
3,000,000	United Rentals North America, Inc.	4.625	10/15/2025	2,985,000
2,323,000	United Rentals North America, Inc.	4.875	1/15/2028	2,311,385
1,000,000	United Rentals North America, Inc.	5.250	1/15/2030	1,007,500
800,000	United Rentals North America, Inc.	5.500	7/15/2025	830,400
1,200,000	United Rentals North America, Inc.	5.500	5/15/2027	1,239,000
1,000,000	United Rentals North America, Inc.	5.750	11/15/2024	1,030,500
1,000,000	United Rentals North America, Inc.	5.875	9/15/2026	1,048,750
1,400,000	United Rentals North America, Inc.	6.500	12/15/2026	1,501,500
1,600,000	Verscend Escrow Corp. - 144A	9.750	8/15/2026	1,698,000
				36,338,704
	COMPUTERS - 3.0%
65,000,000	Apple, Inc., 3 mo. LIBOR + 0.250% **	2.947	2/7/2020	65,107,133
13,100,000	Apple, Inc., 3 mo. LIBOR + 0.300% **	2.988	5/6/2020	13,135,547
2,000,000	Banff Merger Sub, Inc. - 144A	9.750	9/1/2026	2,010,000
2,400,000	Dell International LLC / EMC Corp. - 144A	5.875	6/15/2021	2,444,922
600,000	Dell International LLC / EMC Corp. - 144A	7.125	6/15/2024	634,772
1,000,000	EMC Corp. (a)	3.375	6/1/2023	975,144
1,600,000	Exela Intermediate LLC / Exela Finance, Inc. - 144A	10.000	7/15/2023	1,619,488
2,000,000	Harland Clarke Holdings Corp. - 144A	8.375	8/15/2022	1,785,000
30,000,000	IBM Credit LLC, 3 mo. LIBOR + 0.470% **	3.099	11/30/2020	30,200,978
600,000	Leidos Holdings, Inc.	4.450	12/1/2020	609,047
200,000	NCR Corp.	4.625	2/15/2021	199,000
1,000,000	NCR Corp.	5.000	7/15/2022	1,006,250
1,000,000	NCR Corp.	5.875	12/15/2021	1,011,250
1,000,000	NCR Corp.	6.375	12/15/2023	1,030,000
2,000,000	NetApp, Inc.	2.000	9/27/2019	1,993,706
1,600,000	West Corp. - 144A	8.500	10/15/2025	1,418,000
2,800,000	Western Digital Corp.	4.750	2/15/2026	2,709,000
				127,889,237
	COSMETICS/PERSONAL CARE - 0.1%
1,200,000	Avon International Operations, Inc. - 144A	7.875	8/15/2022	1,248,000
1,200,000	Edgewell Personal Care Co.	4.700	5/19/2021	1,228,500
1,000,000	Edgewell Personal Care Co.	4.700	5/24/2022	1,036,250
1,400,000	First Quality Finance Co., Inc. - 144A	4.625	5/15/2021	1,403,500
600,000	First Quality Finance Co., Inc. - 144A	5.000	7/1/2025	598,500
				5,514,750

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
2,000,000	AIG Global Funding - 144A (a)	1.950	10/18/2019	$1,993,021
2,400,000	Ally Financial, Inc. (a)	4.125	3/30/2020	2,418,000
800,000	Ally Financial, Inc. (a)	4.125	2/13/2022	811,000
600,000	Ally Financial, Inc. (a)	4.250	4/15/2021	609,750
400,000	Ally Financial, Inc. (a)	4.625	5/19/2022	411,120
400,000	Ally Financial, Inc. (a)	4.625	3/30/2025	413,500
800,000	Ally Financial, Inc. (a)	5.125	9/30/2024	847,240
1,200,000	Ally Financial, Inc. (a)	5.750	11/20/2025	1,305,000
8,000,000	American Express Co., 3 mo. LIBOR + 0.330% **	2.913	10/30/2020	8,009,818
16,600,000	CDP Financial, Inc. - 144A	4.400	11/25/2019	16,772,598
600,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. - 144A	6.875	4/15/2022	612,000
400,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. - 144A	7.250	8/15/2024	397,000
1,800,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. - 144A	7.375	4/1/2020	1,804,725
800,000	Jefferies Finance LLC / JFIN Co-Issuer Corp. - 144A	7.500	4/15/2021	820,400
800,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. - 144A	5.250	3/15/2022	822,000
400,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. - 144A	5.250	10/1/2025	399,500
1,200,000	Navient Corp.	5.500	1/25/2023	1,225,500
800,000	Navient Corp.	5.875	10/25/2024	808,000
1,000,000	Navient Corp.	6.125	3/25/2024	1,027,800
1,200,000	Navient Corp.	6.500	6/15/2022	1,267,500
600,000	Navient Corp.	6.750	6/25/2025	613,500
600,000	Navient Corp.	7.250	1/25/2022	645,000
800,000	Navient Corp.	7.250	9/25/2023	869,000
800,000	Navient Corp.	6.750	6/15/2026	808,072
1,400,000	Quicken Loans, Inc. - 144A	5.250	1/15/2028	1,363,250
1,600,000	Quicken Loans, Inc. - 144A	5.750	5/1/2025	1,632,000
1,000,000	Springleaf Finance Corp.	5.625	3/15/2023	1,041,250
1,000,000	Springleaf Finance Corp.	6.125	5/15/2022	1,061,300
1,400,000	Springleaf Finance Corp.	6.125	3/15/2024	1,480,500
1,400,000	Springleaf Finance Corp.	6.875	3/15/2025	1,505,000
2,000,000	Springleaf Finance Corp.	7.125	3/15/2026	2,151,250
400,000	Springleaf Finance Corp.	7.750	10/1/2021	436,000
3,400,000	Springleaf Finance Corp.	8.250	12/15/2020	3,672,612
1,600,000	Nationstar Mortgage Holdings, Inc. - 144A	8.125	7/15/2023	1,616,000
1,200,000	Nationstar Mortgage Holdings, Inc. - 144A	9.125	7/15/2026	1,206,000
16,809,000	Western Union Co., 3 mo. LIBOR + 0.800% **	3.463	5/22/2019	16,815,663
				79,691,869
	ELECTRIC - 3.2%
1,400,000	AES Corp.	4.000	3/15/2021	1,417,500
800,000	AES Corp.	4.500	3/15/2023	814,920
600,000	AES Corp.	5.125	9/1/2027	625,500
400,000	AES Corp.	6.000	5/15/2026	425,000
1,400,000	Calpine Corp. - 144A (a)	5.250	6/1/2026	1,407,000
1,600,000	Calpine Corp. (a)	5.375	1/15/2023	1,616,000
1,000,000	Calpine Corp. (a)	5.500	2/1/2024	996,250
2,200,000	Calpine Corp. (a)	5.750	1/15/2025	2,183,500
800,000	Clearway Energy Operating LLC	5.375	8/15/2024	817,096
800,000	Clearway Energy Operating LLC - 144A	5.750	10/15/2025	821,000
22,850,000	DTE Energy Co.	1.500	10/1/2019	22,722,028
11,138,000	Dominion Energy, Inc.	1.600	8/15/2019	11,100,878
5,000,000	Dominion Energy, Inc.	5.200	8/15/2019	5,032,401
5,000,000	Mississippi Power Co., 3 mo. LIBOR + 0.650% **	3.259	3/27/2020	5,000,960
1,000,000	NRG Energy, Inc.	5.750	1/15/2028	1,062,720
1,691,000	NRG Energy, Inc.	6.625	1/15/2027	1,815,711
1,600,000	NRG Energy, Inc.	7.250	5/15/2026	1,748,000
20,000,000	NextEra Energy Capital Holdings, Inc., 3 mo. LIBOR + 0.315% **	2.930	9/3/2019	20,000,484
600,000	NextEra Energy Operating Partners LP - 144A	4.250	9/15/2024	604,200
800,000	NextEra Energy Operating Partners LP - 144A	4.500	9/15/2027	789,000
3,542,000	Sempra Energy	2.850	11/15/2020	3,538,766
20,000,000	Sempra Energy, 3 mo. LIBOR + 0.250% **	2.847	7/15/2019	19,988,188
12,493,000	Southern Power Co., 3 mo. LIBOR + 0.550% - 144A **	3.183	12/20/2020	12,484,630
900,000	Talen Energy Supply LLC (a)	6.500	6/1/2025	794,250
600,000	Talen Energy Supply LLC - 144A (a)	9.500	7/15/2022	657,000
800,000	Talen Energy Supply LLC - 144A (a)	10.500	1/15/2026	836,000
11,400,000	Virginia Electric & Power Co.	5.000	6/30/2019	11,440,058
2,200,000	Vistra Energy Corp.	5.875	6/1/2023	2,252,250
1,000,000	Vistra Operations Co. LLC - 144A	5.500	9/1/2026	1,032,500
1,600,000	Vistra Operations Co. LLC - 144A	5.625	2/15/2027	1,648,000
				135,671,790
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
800,000	Energizer Holdings, Inc. - 144A (a)	5.500	6/15/2025	810,500
600,000	Energizer Holdings, Inc. - 144A (a)	6.375	7/15/2026	620,813
600,000	Energizer Holdings, Inc. - 144A (a)	7.750	1/15/2027	651,750
5,750,000	Molex Electronic Technologies LLC - 144A	2.878	4/15/2020	5,742,359
				7,825,422
	ELECTRONICS - 0.3%
1,400,000	ADT Security Corp.	3.500	7/15/2022	1,363,250
1,000,000	ADT Security Corp.	4.125	6/15/2023	980,620
1,200,000	ADT Security Corp.	6.250	10/15/2021	1,267,140
5,610,000	Avnet, Inc.	5.875	6/15/2020	5,778,664
800,000	Sensata Technologies BV - 144A	4.875	10/15/2023	836,216
800,000	Sensata Technologies BV - 144A	5.000	10/1/2025	824,000
200,000	Sensata Technologies BV - 144A	5.625	11/1/2024	213,500
				11,263,390
	ENERGY-ALTERNATE SOURCES - 0.0%
800,000	TerraForm Power Operating LLC - 144A	4.250	1/31/2023	795,000
800,000	TerraForm Power Operating LLC - 144A	5.000	1/31/2028	792,000
				1,587,000

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	ENGINEERING & CONSTRUCTION - 0.1%
800,000	AECOM	5.875	10/15/2024	$851,000
1,400,000	AECOM	5.125	3/15/2027	1,412,264
1,400,000	Brand Industrial Services, Inc. - 144A	8.500	7/15/2025	1,319,500
				3,582,764
	ENTERTAINMENT - 0.4%
800,000	AMC Entertainment Holdings, Inc. (a)	5.750	6/15/2025	774,080
800,000	AMC Entertainment Holdings, Inc. (a)	5.875	11/15/2026	746,000
600,000	AMC Entertainment Holdings, Inc. (a)	6.125	5/15/2027	561,750
2,300,000	Caesars Resort Collection LLC / CRC Finco, Inc. - 144A	5.250	10/15/2025	2,254,000
950,000	Cinemark USA, Inc.	4.875	6/1/2023	962,198
200,000	Cinemark USA, Inc.	5.125	12/15/2022	203,750
1,000,000	Eldorado Resorts, Inc.	6.000	4/1/2025	1,037,538
800,000	Eldorado Resorts, Inc.	6.000	9/15/2026	834,000
1,600,000	International Game Technology PLC - 144A	6.250	2/15/2022	1,676,000
800,000	International Game Technology PLC - 144A	6.250	1/15/2027	842,552
1,200,000	International Game Technology PLC - 144A	6.500	2/15/2025	1,283,976
200,000	Lions Gate Capital Holdings LLC - 144A	6.375	2/1/2024	209,750
1,000,000	Scientific Games International, Inc. - 144A	5.000	10/15/2025	997,187
600,000	Scientific Games International, Inc. - 144A	8.250	3/15/2026	623,250
1,146,000	Scientific Games International, Inc.	10.000	12/1/2022	1,210,462
1,200,000	Six Flags Entertainment Corp. - 144A	4.875	7/31/2024	1,203,000
600,000	Six Flags Entertainment Corp. - 144A	5.500	4/15/2027	614,100
1,400,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC - 144A	7.000	7/15/2026	1,466,500
				17,500,093
	ENVIRONMENTAL CONTROL - 0.1%
900,000	Covanta Holding Corp.	5.875	3/1/2024	928,125
600,000	Covanta Holding Corp.	5.875	7/1/2025	617,250
400,000	Covanta Holding Corp.	6.000	1/1/2027	409,000
400,000	GFL Environment, Inc. - 144A	5.375	3/1/2023	391,000
600,000	GFL Environment, Inc. - 144A	7.000	6/1/2026	586,500
750,000	GFL Environment, Inc. - 144A	8.500	5/1/2027	783,195
400,000	Tervita Escrow Corp. - 144A	7.625	12/1/2021	407,000
				4,122,070
	FOOD - 3.8%
1,647,000	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson’s LLC	5.750	3/15/2025	1,642,883
1,400,000	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson’s LLC	6.625	6/15/2024	1,450,750
600,000	Albertsons Cos LLC / Safeway Inc / New Albertsons LP / Albertson’s LLC - 144A	7.500	3/15/2026	639,000
200,000	B&G Foods, Inc. (a)	4.625	6/1/2021	200,750
1,200,000	B&G Foods, Inc. (a)	5.250	4/1/2025	1,181,940
15,000,000	Campbell Soup Co., 3 mo. LIBOR + 0.500% **	3.115	3/16/2020	14,983,728
27,810,000	Danone SA - 144A	1.691	10/30/2019	27,642,123
10,000,000	Ingredion, Inc.	4.625	11/1/2020	10,243,975
1,200,000	JBS Investments GmbH - 144A	6.250	2/5/2023	1,222,500
1,200,000	JBS Investments GmbH - 144A	7.250	4/3/2024	1,247,820
1,500,000	JBS USA LUX SA / JBS USA Finance, Inc. - 144A	5.750	6/15/2025	1,539,375
1,050,000	JBS USA LUX SA / JBS USA Finance, Inc. - 144A	5.875	7/15/2024	1,084,125
500,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc. - 144A	6.500	4/15/2029	531,250
1,000,000	JBS USA LUX SA / JBS USA Finance, Inc. - 144A	6.750	2/15/2028	1,061,250
10,000,000	Kellogg Co.	4.150	11/15/2019	10,075,709
800,000	Lamb Weston Holdings, Inc. - 144A	4.625	11/1/2024	813,904
1,000,000	Lamb Weston Holdings, Inc. - 144A	4.875	11/1/2026	1,020,000
17,000,000	Mars, Inc. - 144A	2.700	4/1/2025	16,865,165
20,000,000	Mondelez International, Inc.	3.000	5/7/2020	20,039,058
1,400,000	Pilgrim’s Pride Corp. - 144A	5.750	3/15/2025	1,428,000
1,200,000	Pilgrim’s Pride Corp. - 144A	5.875	9/30/2027	1,242,000
4,600,000	Post Holdings, Inc. - 144A	5.500	3/1/2025	4,726,500
10,000,000	Tyson Foods, Inc.	2.650	8/15/2019	10,004,616
32,545,000	Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **	3.079	5/30/2019	32,549,255
				163,435,676
	FOOD SERVICE - 0.1%
600,000	Aramark Services, Inc.	4.750	6/1/2026	610,500
400,000	Aramark Services, Inc. - 144A	5.000	4/1/2025	412,000
1,400,000	Aramark Services, Inc. - 144A	5.000	2/1/2028	1,428,420
400,000	Aramark Services, Inc.	5.125	1/15/2024	414,500
				2,865,420
	GAS - 0.5%
1,000,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.500	5/20/2025	1,028,750
1,000,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.625	5/20/2024	1,047,500
800,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750	5/20/2027	830,000
1,000,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.875	8/20/2026	1,045,000
1,000,000	NGL Energy Partners LP / NGL Energy Finance Corp. - 144A	7.500	4/15/2026	1,036,200
15,000,000	WGL Holding,s Inc., 3 mo. LIBOR + 0.400% **	3.029	11/29/2019	14,961,721
				19,949,171
	HAND/MACHINE TOOLS - 0.0%
600,000	Colfax Corp. - 144A	6.000	2/15/2024	625,500
600,000	Colfax Corp. - 144A	6.375	2/15/2026	636,000
				1,261,500

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	HEALTHCARE-PRODUCTS - 0.8%
1,800,000	Avantor, Inc. - 144A	6.000	10/1/2024	$1,882,688
2,600,000	Avantor, Inc. - 144A	9.000	10/1/2025	2,834,000
1,200,000	Hologic Inc - 144A	4.375	10/15/2025	1,194,750
800,000	Hologic Inc - 144A	4.625	2/1/2028	792,000
3,326,000	Kinetic Concepts, Inc. / KCI USA, Inc. - 144A	7.875	2/15/2021	3,400,004
600,000	Kinetic Concepts, Inc. / KCI USA, Inc. - 144A	12.500	11/1/2021	650,940
5,000,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A	4.875	4/15/2020	5,000,000
16,105,000	Medtronic, Inc., 3 mo. LIBOR + 0.800% **	3.411	3/15/2020	16,204,302
1,800,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA - 144A	6.625	5/15/2022	1,767,375
800,000	Teleflex, Inc.	4.625	11/15/2027	799,000
400,000	Teleflex, Inc.	4.875	6/1/2026	410,000
				34,935,059
	HEALTHCARE-SERVICES - 1.7%
1,200,000	Acadia Healthcare Co., Inc.	5.625	2/15/2023	1,218,000
1,600,000	CHS/Community Health Systems, Inc. (a)	5.125	8/1/2021	1,584,000
4,200,000	CHS/Community Health Systems, Inc. (a)	6.250	3/31/2023	4,105,500
800,000	CHS/Community Health Systems, Inc. - 144A (a)	8.000	3/15/2026	780,000
1,800,000	CHS/Community Health Systems, Inc. - 144A (a)	8.125	6/30/2024	1,341,000
1,400,000	CHS/Community Health Systems, Inc. - 144A (a)	8.625	1/15/2024	1,424,500
2,400,000	CHS/Community Health Systems, Inc. - 144A (a)	11.000	6/30/2023	1,956,000
600,000	Centene Corp.	4.750	5/15/2022	613,746
1,313,000	Centene Corp.	4.750	1/15/2025	1,335,321
2,400,000	Centene Corp. - 144A	5.375	6/1/2026	2,502,552
3,600,000	Centene Corp.	6.125	2/15/2024	3,775,500
2,000,000	DaVita, Inc.	5.000	5/1/2025	1,964,380
2,200,000	DaVita, Inc.	5.125	7/15/2024	2,205,500
600,000	DaVita, Inc.	5.750	8/15/2022	611,250
1,400,000	Encompass Health Corp.	5.750	11/1/2024	1,424,500
1,800,000	Envision Healthcare Corp. - 144A (a)	8.750	10/15/2026	1,701,000
3,000,000	HCA, Inc.	5.375	2/1/2025	3,165,000
1,200,000	HCA, Inc.	5.375	9/1/2026	1,269,000
1,600,000	HCA, Inc.	5.625	9/1/2028	1,708,000
1,000,000	HCA, Inc.	5.875	5/1/2023	1,075,100
1,800,000	HCA, Inc.	5.875	2/15/2026	1,944,000
1,000,000	HCA, Inc.	5.875	2/1/2029	1,077,500
2,400,000	HCA Healthcare, Inc.	6.250	2/15/2021	2,523,000
1,000,000	MEDNAX, Inc. - 144A	5.250	12/1/2023	1,020,000
1,200,000	MEDNAX, Inc. - 144A	6.250	1/15/2027	1,227,000
2,200,000	MPH Acquisition Holdings LLC - 144A	7.125	6/1/2024	2,216,940
1,437,000	Molina Healthcare, Inc.	5.375	11/15/2022	1,505,257
1,200,000	RegionalCare Hospital Partners Holdings, Inc. - 144A	8.250	5/1/2023	1,276,875
2,000,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. - 144A	9.750	12/1/2026	2,092,500
1,000,000	Tenet Healthcare Corp.	4.375	10/1/2021	1,016,250
1,500,000	Tenet Healthcare Corp.	4.500	4/1/2021	1,528,125
6,200,000	Tenet Healthcare Corp.	4.625	7/15/2024	6,240,719
4,200,000	Tenet Healthcare Corp.	5.125	5/1/2025	4,247,250
2,800,000	Tenet Healthcare Corp. - 144A	6.250	2/1/2027	2,922,500
4,200,000	Tenet Healthcare Corp.	8.125	4/1/2022	4,496,982
1,600,000	WellCare Health Plans, Inc.	5.250	4/1/2025	1,658,000
1,000,000	WellCare Health Plans, Inc. - 144A	5.375	8/15/2026	1,049,800
				73,802,547
	HOME BUILDERS - 0.4%
600,000	Beazer Homes USA, Inc.	5.875	10/15/2027	544,500
600,000	Beazer Homes USA, Inc.	8.750	3/15/2022	628,500
800,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. - 144A	6.125	7/1/2022	817,600
1,600,000	Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. - 144A	6.500	12/15/2020	1,606,000
400,000	K Hovnanian Enterprises, Inc. - 144A	10.000	7/15/2022	356,000
400,000	K Hovnanian Enterprises, Inc. - 144A	10.500	7/15/2024	326,000
600,000	KB Home	7.000	12/15/2021	644,250
800,000	Lennar Corp.	4.125	1/15/2022	810,000
400,000	Lennar Corp.	4.500	4/30/2024	409,000
800,000	Lennar Corp.	4.750	4/1/2021	816,448
1,000,000	Lennar Corp.	4.750	11/15/2022	1,027,300
600,000	Lennar Corp.	4.750	5/30/2025	616,500
1,200,000	Lennar Corp.	4.750	11/29/2027	1,229,340
600,000	Lennar Corp.	4.875	12/15/2023	622,500
600,000	Lennar Corp.	5.875	11/15/2024	646,500
600,000	Meritage Homes Corp.	6.000	6/1/2025	639,000
400,000	PulteGroup, Inc.	4.250	3/1/2021	406,500
800,000	PulteGroup, Inc.	5.000	1/15/2027	814,000
800,000	PulteGroup, Inc.	5.500	3/1/2026	847,000
1,400,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. - 144A	5.250	4/15/2021	1,406,118
400,000	Taylor Morrison Communities, Inc.	6.625	5/15/2022	413,500
400,000	Toll Brothers Finance Corp.	4.350	2/15/2028	384,000
600,000	Toll Brothers Finance Corp.	4.375	4/15/2023	612,000
600,000	Toll Brothers Finance Corp.	4.875	3/15/2027	603,000
600,000	Toll Brothers Finance Corp.	5.875	2/15/2022	635,250
600,000	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.	5.875	6/15/2024	609,498
600,000	William Lyon Homes, Inc.	5.875	1/31/2025	585,000
				19,055,304
	HOME FURNISHINGS - 0.0%
800,000	Tempur Sealy International, Inc.	5.625	10/15/2023	812,000
800,000	Tempur Sealy International, Inc.	5.500	6/15/2026	798,960
				1,610,960
	HOUSEHOLD PRODUCTS/WARES - 0.1%
1,200,000	Kronos Acquisitions Holdings, Inc. -144A	9.000	8/15/2023	1,074,000
2,200,000	Prestige Brands, Inc. - 144A (a)	5.375	12/15/2021	2,222,000
1,100,000	Prestige Brands, Inc. - 144A (a)	6.375	3/1/2024	1,141,250
1,200,000	Spectrum Brands, Inc.	5.750	7/15/2025	1,233,360
				5,670,610

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	INSURANCE - 4.9%
1,200,000	Acrisure LLC / Acrisure Finance, Inc. - 144A	7.000	11/15/2025	$1,092,000
800,000	Acrisure LLC / Acrisure Finance, Inc. - 144A	8.125	2/15/2024	838,000
2,013,000	HUB International Ltd. - 144A	7.000	5/1/2026	2,035,646
65,000,000	Jackson National Life Global Funding, 3 mo. LIBOR + 0.300% - 144A **	2.882	4/27/2020	65,092,262
25,000,000	MassMutual Global Funding II, 3 mo. LIBOR + 0.125% - 144A **	2.733	3/4/2021	25,005,499
7,000,000	Metropolitan Life Global Funding I, 3 mo. LIBOR + 0.220% - 144A **	2.845	9/19/2019	7,004,137
5,615,000	Metropolitan Life Global Funding I, SOFR + 0.570% - 144A **	3.010	9/7/2020	5,613,876
70,000,000	New York Life Global Funding, 3 mo. LIBOR + 0.100% - 144A **	2.692	1/21/2020	70,036,249
7,000,000	New York Life Global Funding, 3 mo. LIBOR + 0.280% - 144A **	2.862	1/28/2021	7,020,235
7,000,000	Pricoa Global Funding I - 144A	2.200	5/16/2019	6,998,711
20,000,000	Protective Life Global Funding, 3 mo. LIBOR + 0.370% - 144A **	2.967	7/13/2020	20,023,641
600,000	Radian Group, Inc.	4.500	10/1/2024	603,900
800,000	Voya Financial, Inc., 3 mo. LIBOR + 3.580% **	5.650	5/15/2053	803,372
				212,167,528
	INTERNET - 0.5%
200,000	Match Group, Inc. - 144A	5.000	12/15/2027	202,000
1,800,000	Netflix, Inc. (a)	4.875	4/15/2028	1,788,750
1,400,000	Netflix, Inc. (a)	4.375	11/15/2026	1,387,750
200,000	Netflix, Inc. (a)	5.375	2/1/2021	207,750
250,000	Netflix, Inc. - 144A (a)	5.375	11/15/2029	253,750
2,600,000	Netflix, Inc. (a)	5.500	2/15/2022	2,743,000
421,000	Netflix, Inc. (a)	5.750	3/1/2024	453,909
1,063,000	Netflix, Inc. (a)	5.875	2/15/2025	1,150,697
2,200,000	Netflix, Inc. (a)	5.875	11/15/2028	2,326,500
800,000	Netflix, Inc. - 144A (a)	6.375	5/15/2029	876,000
400,000	Symantec Corp.	3.950	6/15/2022	401,197
1,200,000	Symantec Corp. - 144A	5.000	4/15/2025	1,224,583
2,500,000	Uber Technologies, Inc. - 144A	8.000	11/1/2026	2,675,000
600,000	VeriSign, Inc.	4.625	5/1/2023	610,500
800,000	VeriSign, Inc.	4.750	7/15/2027	819,000
600,000	VeriSign, Inc.	5.250	4/1/2025	638,250
2,200,000	Zayo Group LLC / Zayo Capital, Inc. - 144A	5.750	1/15/2027	2,238,500
1,400,000	Zayo Group LLC / Zayo Capital, Inc.	6.000	4/1/2023	1,429,750
1,317,000	Zayo Group LLC / Zayo Capital, Inc.	6.375	5/15/2025	1,344,986
				22,771,872
	IRON/STEEL - 0.3%
1,600,000	Allegheny Technologies, Inc.	5.950	1/15/2021	1,640,000
800,000	Allegheny Technologies, Inc.	7.875	8/15/2023	868,768
400,000	Cleveland-Cliffs, Inc. - 144A	4.875	1/15/2024	401,000
1,600,000	Cleveland-Cliffs, Inc.	5.750	3/1/2025	1,596,320
2,500,000	Cleveland-Cliffs, Inc. - 144A	5.875	6/1/2027	2,415,625
600,000	Steel Dynamics, Inc.	5.000	12/15/2026	619,500
1,600,000	Steel Dynamics, Inc.	5.125	10/1/2021	1,612,000
800,000	Steel Dynamics, Inc.	5.250	4/15/2023	814,000
600,000	Steel Dynamics, Inc.	5.500	10/1/2024	621,000
900,000	United States Steel Corp. (a)	6.250	3/15/2026	811,125
1,000,000	United States Steel Corp. (a)	6.875	8/15/2025	943,400
				12,342,738
	LEISURE TIME - 0.1%
600,000	Sabre GLBL, Inc. - 144A	5.250	11/15/2023	615,000
800,000	Sabre GLBL, Inc. - 144A	5.375	4/15/2023	822,000
800,000	VOC Escrow Ltd. - 144A	5.000	2/15/2028	798,000
1,200,000	Viking Cruises Ltd. - 144A	5.875	9/15/2027	1,197,000
				3,432,000
	LODGING - 0.8%
1,000,000	Boyd Gaming Corp.	6.000	8/15/2026	1,042,500
800,000	Boyd Gaming Corp.	6.375	4/1/2026	845,000
2,400,000	Boyd Gaming Corp.	6.875	5/15/2023	2,496,000
600,000	Diamond Resorts International, Inc. - 144A (a)	7.750	9/1/2023	597,750
800,000	Diamond Resorts International, Inc. - 144A (a)	10.750	9/1/2024	756,000
1,000,000	Hilton Domestic Operating Co., Inc.	4.250	9/1/2024	1,003,850
1,800,000	Hilton Domestic Operating Co., Inc. - 144A	5.125	5/1/2026	1,847,250
800,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.625	4/1/2025	812,000
600,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.	4.875	4/1/2027	610,500
1,600,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. - 144A	6.750	11/15/2021	1,654,000
600,000	MGM Resorts International	4.625	9/1/2026	596,820
2,000,000	MGM Resorts International	5.500	4/15/2027	2,067,500
1,200,000	MGM Resorts International	5.750	6/15/2025	1,275,000
1,400,000	MGM Resorts International	6.000	3/15/2023	1,498,000
1,400,000	MGM Resorts International	6.625	12/15/2021	1,506,330
1,400,000	MGM Resorts International	7.750	3/15/2022	1,552,250
7,000,000	Marriott International, Inc./MD, 3 mo. LIBOR + 0.650% **	3.245	3/8/2021	7,032,648
600,000	Wyndham Destinations, Inc.	3.900	3/1/2023	593,438
1,000,000	Wyndham Destinations, Inc.	4.250	3/1/2022	1,002,500
600,000	Wyndham Destinations, Inc.	4.500	4/1/2027	605,250
400,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A	4.250	5/30/2023	398,800
1,128,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A	5.250	5/15/2027	1,102,620
2,400,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. - 144A	5.500	3/1/2025	2,436,000
				33,332,006
	MACHINERY - CONSTRUCTION & MINING - 0.0%
1,200,000	Vertiv Group Corp. - 144A	9.250	10/15/2024	1,179,000

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	MEDIA - 4.9%
1,000,000	AMC Networks, Inc.	4.750	12/15/2022	$1,012,200
1,200,000	AMC Networks, Inc.	4.750	8/1/2025	1,196,508
1,400,000	AMC Networks, Inc.	5.000	4/1/2024	1,421,000
2,450,000	Altice Financing SA - 144A	6.625	2/15/2023	2,517,375
3,400,000	Altice Financing SA - 144A	7.500	5/15/2026	3,459,500
200,000	Altice Finco SA - 144A	8.125	1/15/2024	208,000
2,000,000	Altice Luxembourg SA - 144A	7.625	2/15/2025	1,892,500
3,800,000	Altice Luxembourg SA - 144A	7.750	5/15/2022	3,880,750
800,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	4.000	3/1/2023	804,000
3,200,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.000	2/1/2028	3,204,000
1,200,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.125	2/15/2023	1,222,500
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.125	5/1/2023	2,055,000
4,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.125	5/1/2027	4,070,000
1,930,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.250	3/15/2021	1,940,856
1,600,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.250	9/30/2022	1,629,000
800,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.375	5/1/2025	830,000
1,544,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.500	5/1/2026	1,597,268
400,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.750	9/1/2023	410,000
1,200,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.750	1/15/2024	1,233,000
2,800,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.750	2/15/2026	2,931,600
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.875	4/1/2024	2,094,420
800,000	CCO Holdings LLC / CCO Holdings Capital Corp. - 144A (a)	5.875	5/1/2027	833,000
1,200,000	CSC Holdings LLC	5.250	6/1/2024	1,224,000
1,200,000	CSC Holdings LLC - 144A	5.375	7/15/2023	1,230,000
1,200,000	CSC Holdings LLC - 144A	5.375	2/1/2028	1,222,500
1,800,000	CSC Holdings LLC - 144A	5.500	5/15/2026	1,852,875
1,600,000	CSC Holdings LLC - 144A	5.500	4/15/2027	1,652,208
2,000,000	CSC Holdings LLC - 144A	6.500	2/1/2029	2,151,250
1,200,000	CSC Holdings LLC - 144A	6.625	10/15/2025	1,278,000
1,800,000	CSC Holdings LLC	6.750	11/15/2021	1,930,500
1,600,000	CSC Holdings LLC - 144A	7.500	4/1/2028	1,754,000
800,000	CSC Holdings LLC - 144A	7.750	7/15/2025	861,750
1,200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. - 144A	7.500	4/1/2028	1,320,384
800,000	Clear Channel Worldwide Holdings, Inc.	6.500	11/15/2022	822,768
1,800,000	Clear Channel Worldwide Holdings, Inc. - 144A	9.250	2/15/2024	1,941,750
36,499,000	Comcast Corp., 3 mo. LIBOR + 0.330% **	2.922	10/1/2020	36,578,681
1,800,000	DISH DBS Corp.	5.000	3/15/2023	1,656,000
1,800,000	DISH DBS Corp.	5.125	5/1/2020	1,815,750
2,600,000	DISH DBS Corp.	5.875	7/15/2022	2,546,570
2,400,000	DISH DBS Corp.	5.875	11/15/2024	2,079,000
2,600,000	DISH DBS Corp.	6.750	6/1/2021	2,687,588
2,600,000	DISH DBS Corp.	7.750	7/1/2026	2,333,500
800,000	Gray Television, Inc. - 144A	5.125	10/15/2024	816,000
1,000,000	Gray Television, Inc. - 144A	5.875	7/15/2026	1,033,130
1,200,000	Gray Television, Inc. - 144A	7.000	5/15/2027	1,298,625
1,000,000	Meredith Corp.	6.875	2/1/2026	1,045,000
40,000,000	NBCUniversal Enterprise, Inc., 3 mo. LIBOR + 0.400% - 144A **	2.992	4/1/2021	40,136,527
1,400,000	Nexstar Broadcasting, Inc. - 144A	5.625	8/1/2024	1,424,780
1,000,000	Nexstar Broadcasting, Inc.	5.875	11/15/2022	1,025,000
1,000,000	Quebecor Media, Inc.	5.750	1/15/2023	1,047,500
400,000	Sinclair Television Group, Inc. - 144A	5.125	2/15/2027	386,000
1,000,000	Sinclair Television Group, Inc. - 144A	5.625	8/1/2024	1,013,460
545,000	Sinclair Television Group, Inc.	6.125	10/1/2022	556,581
1,200,000	Sirius XM Radio, Inc. - 144A	3.875	8/1/2022	1,204,500
600,000	Sirius XM Radio, Inc. - 144A	4.625	5/15/2023	607,500
2,000,000	Sirius XM Radio, Inc. - 144A	5.000	8/1/2027	2,023,900
1,200,000	Sirius XM Radio, Inc. - 144A	5.375	4/15/2025	1,234,500
1,400,000	Sirius XM Radio, Inc. - 144A	5.375	7/15/2026	1,445,500
3,600,000	Sirius XM Radio, Inc. - 144A	6.000	7/15/2024	3,730,500
1,000,000	TEGNA, Inc.	5.125	7/15/2020	1,007,500
1,200,000	TEGNA, Inc.	6.375	10/15/2023	1,242,756
20,000,000	TWDC Enterprises 18 Corp., 3 mo. LIBOR + 0.190% **	2.788	6/5/2020	20,028,454
1,600,000	Telenet Finance Luxembourg Notes Sarl - 144A	5.500	3/1/2028	1,596,000
2,600,000	Tribune Media Co	5.875	7/15/2022	2,649,400
1,400,000	UPCB Finance IV Ltd. - 144A	5.375	1/15/2025	1,434,580
800,000	Viacom, Inc., 3 mo. LIBOR + 3.895% **	5.875	2/28/2057	810,000
800,000	Viacom, Inc., 3 mo. LIBOR + 3.899% **	6.250	2/28/2057	826,080
600,000	Videotron Ltd.	5.000	7/15/2022	626,719
600,000	Videotron Ltd. - 144A	5.125	4/15/2027	615,000
600,000	Videotron Ltd. - 144A	5.375	6/15/2024	632,250
600,000	Virgin Media Finance PLC - 144A	5.750	1/15/2025	615,000
800,000	Virgin Media Finance PLC - 144A	6.000	10/15/2024	831,000
1,200,000	Virgin Media Secured Finance PLC - 144A	5.250	1/15/2026	1,225,152
400,000	Virgin Media Secured Finance PLC - 144A	5.500	1/15/2025	409,000
1,000,000	Virgin Media Secured Finance PLC - 144A	5.500	8/15/2026	1,027,530
2,200,000	Ziggo BV - 144A	5.500	1/15/2027	2,205,500
800,000	Ziggo Bond Co BV - 144A	5.875	1/15/2025	804,000
1,000,000	Ziggo Bond Co BV - 144A	6.000	1/15/2027	985,000
				208,981,475
	METAL FABRICATE/HARDWARE - 0.1%
1,200,000	Novelis Corp. - 144A	6.250	8/15/2024	1,252,500
1,777,000	Novelis Corp. - 144A	5.875	9/30/2026	1,810,319
				3,062,819

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	MINING - 0.4%
400,000	Alcoa Nederland Holding BV - 144A	6.125	5/15/2028	$417,000
800,000	Alcoa Nederland Holding BV - 144A	6.750	9/30/2024	850,000
600,000	Alcoa Nederland Holding BV - 144A	7.000	9/30/2026	649,500
388,000	Constellium NV - 144A (a)	5.750	5/15/2024	398,670
600,000	Constellium NV - 144A (a)	5.875	2/15/2026	610,500
1,000,000	Constellium NV - 144A (a)	6.625	3/1/2025	1,042,500
1,400,000	FMG Resources August 2006 Pty Ltd. - 144A (a)	4.750	5/15/2022	1,417,500
800,000	FMG Resources August 2006 Pty Ltd. - 144A (a)	5.125	3/15/2023	816,800
1,000,000	FMG Resources August 2006 Pty Ltd. - 144A (a)	5.125	5/15/2024	1,016,250
2,563,000	Freeport-McMoRan, Inc.	4.000	11/14/2021	2,598,241
1,600,000	Freeport-McMoRan, Inc.	4.550	11/14/2024	1,594,000
2,400,000	Freeport-McMoRan, Inc.	6.875	2/15/2023	2,541,000
2,600,000	Teck Resources Ltd. - 144A	8.500	6/1/2024	2,782,110
				16,734,071
	MISCELLANEOUS MANUFACTURING - 0.3%
12,500,000	Textron, Inc., 3 mo. LIBOR + 0.550% **	3.247	11/10/2020	12,494,604

	OFFICE/BUSINESS EQUIPMENT- 0.1%
800,000	CDW LLC / CDW Finance Corp.	5.000	9/1/2023	821,760
800,000	CDW LLC / CDW Finance Corp.	5.000	9/1/2025	824,000
800,000	CDW LLC / CDW Finance Corp.	5.500	12/1/2024	851,000
600,000	Pitney Bowes, Inc. (a)	3.875	10/1/2021	597,000
600,000	Pitney Bowes, Inc. (a)	4.125	5/15/2022	591,750
400,000	Pitney Bowes, Inc. (a)	4.625	3/15/2024	377,200
600,000	Pitney Bowes, Inc. (a)	4.700	4/1/2023	588,000
				4,650,710
	OIL & GAS - 2.9%
800,000	Antero Resources Corp. (a)	5.000	3/1/2025	788,000
1,000,000	Antero Resources Corp. (a)	5.125	12/1/2022	1,007,500
2,000,000	Antero Resources Corp. (a)	5.375	11/1/2021	2,022,500
1,600,000	Antero Resources Corp. (a)	5.625	6/1/2023	1,624,480
800,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp. - 144A	7.000	11/1/2026	784,000
1,000,000	Callon Petroleum Co.	6.125	10/1/2024	1,032,200
600,000	Callon Petroleum Co.	6.375	7/1/2026	616,500
1,200,000	Calumet Specialty Products Partners LP / Calumet Finance Corp.	6.500	4/15/2021	1,164,000
1,400,000	Chesapeake Energy Corp. (a)	7.000	10/1/2024	1,389,063
400,000	Chesapeake Energy Corp. (a)	7.500	10/1/2026	389,000
1,800,000	Chesapeake Energy Corp. (a)	8.000	1/15/2025	1,831,500
1,600,000	Chesapeake Energy Corp. (a)	8.000	6/15/2027	1,572,444
28,000,000	Chevron Corp., 3 mo. LIBOR + 0.950% **	3.633	5/16/2021	28,454,413
1,353,000	Continental Resources, Inc.	3.800	6/1/2024	1,366,871
2,200,000	Continental Resources, Inc.	4.500	4/15/2023	2,275,493
1,200,000	Continental Resources, Inc.	4.375	1/15/2028	1,233,658
1,600,000	CrownRock LP / CrownRock Finance, Inc. - 144A	5.625	10/15/2025	1,586,000
600,000	Denbury Resources, Inc. - 144A	7.500	2/15/2024	555,000
600,000	Denbury Resources, Inc. - 144A	9.000	5/15/2021	612,000
600,000	Denbury Resources, Inc. - 144A	9.250	3/31/2022	610,500
600,000	Diamond Offshore Drilling, Inc.	7.875	8/15/2025	589,500
1,000,000	Diamondback Energy, Inc.	4.750	11/1/2024	1,025,000
1,400,000	Diamondback Energy, Inc.	5.375	5/31/2025	1,464,414
1,000,000	EP Energy LLC / Everest Acquisition Finance, Inc. - 144A	7.750	5/15/2026	895,000
1,200,000	EP Energy LLC / Everest Acquisition Finance, Inc. - 144A	8.000	2/15/2025	438,000
1,310,000	EP Energy LLC / Everest Acquisition Finance, Inc. - 144A	9.375	5/1/2024	497,800
850,000	Endeavor Energy Resources LP / EER Finance, Inc. - 144A	5.500	1/30/2026	890,375
400,000	Endeavor Energy Resources LP / EER Finance, Inc. - 144A	5.750	1/30/2028	428,000
2,050,000	Ensco Rowan PLC	7.750	2/1/2026	1,783,500
1,000,000	Extraction Oil & Gas, Inc. - 144A	5.625	2/1/2026	825,000
400,000	Extraction Oil & Gas, Inc. - 144A	7.375	5/15/2024	362,000
800,000	Gulfport Energy Corp.	6.000	10/15/2024	705,504
800,000	Gulfport Energy Corp.	6.375	5/15/2025	707,000
600,000	Gulfport Energy Corp.	6.375	1/15/2026	520,500
800,000	Hilcorp Energy I LP / Hilcorp Finance Co. - 144A	5.000	12/1/2024	798,000
800,000	Hilcorp Energy I LP / Hilcorp Finance Co. - 144A	5.750	10/1/2025	810,000
800,000	Hilcorp Energy I LP / Hilcorp Finance Co. - 144A	6.250	11/1/2028	819,000
600,000	KCA Deutag UK Finance PLC - 144A (a)	9.625	4/1/2023	514,500
1,000,000	KCA Deutag UK Finance PLC - 144A (a)	9.875	4/1/2022	875,000
1,200,000	MEG Energy Corp. - 144A	6.375	1/30/2023	1,138,500
800,000	MEG Energy Corp. - 144A	6.500	1/15/2025	807,000
1,000,000	MEG Energy Corp. - 144A	7.000	3/31/2024	952,190
1,400,000	Matador Resources Co.	5.875	9/15/2026	1,417,500
2,000,000	Moss Creek Resources Holdings, Inc. - 144A	10.500	5/15/2027	2,055,000
800,000	Murphy Oil Corp.	4.000	6/1/2022	799,214
1,000,000	Murphy Oil Corp.	4.450	12/1/2022	1,003,777
800,000	Murphy Oil Corp.	5.750	8/15/2025	822,673
1,000,000	Murphy Oil Corp.	6.875	8/15/2024	1,048,498
1,000,000	Nabors Industries, Inc. (a)	5.500	1/15/2023	957,500
1,000,000	Nabors Industries, Inc. (a)	5.750	2/1/2025	915,000
600,000	Newfield Exploration Co.	5.625	7/1/2024	656,174
1,400,000	Newfield Exploration Co.	5.750	1/30/2022	1,493,162
1,000,000	Noble Holding International Ltd. - 144A	7.875	2/1/2026	971,250
800,000	Noble Holding International Ltd.	7.950	4/1/2025	710,000
800,000	Oasis Petroleum, Inc. - 144A (a)	6.250	5/1/2026	774,000
1,200,000	Pacific Drilling SA - 144A	8.375	10/1/2023	1,239,000
600,000	Parsley Energy LLC / Parsley Finance Corp. - 144A	5.250	8/15/2025	608,250
1,000,000	Parsley Energy LLC / Parsley Finance Corp. - 144A	5.375	1/15/2025	1,020,937
1,000,000	Parsley Energy LLC / Parsley Finance Corp. - 144A	5.625	10/15/2027	1,027,500
800,000	Parsley Energy LLC / Parsley Finance Corp. - 144A	6.250	6/1/2024	832,000
200,000	PBF Holding Co. LLC / PBF Finance Corp.	7.000	11/15/2023	206,750
1,200,000	PBF Holding Co. LLC / PBF Finance Corp.	7.250	6/15/2025	1,240,500
800,000	PDC Energy, Inc.	5.750	5/15/2026	803,000

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	OIL & GAS - 2.9% (continued)
800,000	PDC Energy, Inc.	6.125	9/15/2024	$814,000
400,000	Precision Drilling Corp. - 144A	7.125	1/15/2026	404,000
800,000	Puma International Financing SA - 144A (a)	5.000	1/24/2026	695,704
600,000	Puma International Financing SA - 144A (a)	5.125	10/6/2024	545,232
900,000	QEP Resources, Inc. (a)	5.250	5/1/2023	879,750
600,000	QEP Resources, Inc. (a)	5.375	10/1/2022	592,500
600,000	QEP Resources, Inc. (a)	5.625	3/1/2026	563,508
800,000	Range Resources Corp. (a)	4.875	5/15/2025	740,000
600,000	Range Resources Corp. (a)	5.000	8/15/2022	597,000
800,000	Range Resources Corp. (a)	5.000	3/15/2023	781,304
1,800,000	Range Resources Corp. (a)	5.750	6/1/2021	1,862,491
1,000,000	Rowan Cos, Inc.	7.375	6/15/2025	895,000
1,800,000	Sanchez Energy Corp.	6.125	1/15/2023	249,750
1,400,000	Sanchez Energy Corp.	7.750	6/15/2021	196,000
1,200,000	SESI LLC	7.125	12/15/2021	1,026,000
600,000	SESI LLC	7.750	9/15/2024	445,500
800,000	Seven Generations Energy Ltd. - 144A	6.750	5/1/2023	825,000
1,000,000	Seven Generations Energy Ltd. - 144A	5.375	9/30/2025	973,750
800,000	Seven Generations Energy Ltd. - 144A	6.875	6/30/2023	824,000
600,000	SM Energy Co. (a)	5.000	1/15/2024	565,125
705,000	SM Energy Co. (a)	5.625	6/1/2025	663,581
600,000	SM Energy Co. (a)	6.625	1/15/2027	568,500
600,000	SM Energy Co. (a)	6.750	9/15/2026	577,500
1,200,000	Southwestern Energy Co. (a)	7.500	4/1/2026	1,224,000
1,000,000	Southwestern Energy Co. (a)	7.750	10/1/2027	1,017,500
1,800,000	Sunoco LP / Sunoco Finance Corp.	4.875	1/15/2023	1,833,750
1,200,000	Sunoco LP / Sunoco Finance Corp.	5.500	2/15/2026	1,224,000
400,000	Sunoco LP / Sunoco Finance Corp.	5.875	3/15/2028	411,000
500,000	Sunoco LP / Sunoco Finance Corp. - 144A	6.000	4/15/2027	520,000
1,200,000	Transocean, Inc. - 144A	7.250	11/1/2025	1,192,500
1,000,000	Transocean, Inc. - 144A	7.500	1/15/2026	990,000
2,600,000	Transocean, Inc. - 144A	9.000	7/15/2023	2,791,750
600,000	Transocean Poseidon Ltd. - 144A	6.875	2/1/2027	640,500
200,000	USA Compression Partners LP / USA Compression Finance Corp. - 144A	6.875	9/1/2027	211,500
1,000,000	Weatherford International Ltd. (a)	7.750	6/15/2021	885,000
1,000,000	Weatherford International Ltd. (a)	8.250	6/15/2023	695,000
1,200,000	Weatherford International Ltd. (a)	9.875	2/15/2024	837,000
800,000	Weatherford International LLC	9.875	3/1/2025	564,000
1,400,000	Whiting Petroleum Corp. (a)	6.625	1/15/2026	1,401,330
1,000,000	WPX Energy, Inc. (a)	5.250	9/15/2024	1,037,500
800,000	WPX Energy, Inc. (a)	5.750	6/1/2026	830,000
800,000	WPX Energy, Inc. (a)	8.250	8/1/2023	917,000
				124,871,115
	PACKAGING & CONTAINERS - 0.7%
600,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A	4.250	9/15/2022	603,750
800,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A	4.625	5/15/2023	809,552
2,600,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A	7.250	5/15/2024	2,748,980
2,400,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. - 144A	6.000	2/15/2025	2,424,000
1,600,000	BWAY Holding Co. - 144A	5.500	4/15/2024	1,595,040
2,088,000	BWAY Holding Co. - 144A	7.250	4/15/2025	2,041,020
1,000,000	Ball Corp.	4.000	11/15/2023	1,011,250
400,000	Ball Corp.	4.375	12/15/2020	407,500
1,000,000	Ball Corp.	4.875	3/15/2026	1,041,250
800,000	Ball Corp.	5.000	3/15/2022	834,000
1,200,000	Ball Corp.	5.250	7/1/2025	1,273,500
800,000	Berry Global, Inc. - 144A	4.500	2/15/2026	778,000
600,000	Berry Global, Inc.	5.125	7/15/2023	611,250
200,000	Berry Global, Inc.	5.500	5/15/2022	203,500
525,000	Berry Global, Inc.	6.000	10/15/2022	542,063
600,000	Crown Americas LLC / Crown Americas Capital Corp. V	4.250	9/30/2026	586,500
1,600,000	Crown Americas LLC / Crown Americas Capital Corp. IV	4.500	1/15/2023	1,638,016
800,000	Crown Americas LLC / Crown Americas Capital Corp. VI	4.750	2/1/2026	815,000
800,000	Flex Acquisition Co., Inc. - 144A	6.875	1/15/2025	750,000
800,000	Flex Acquisition Co., Inc. - 144A	7.875	7/15/2026	751,760
200,000	Owens-Brockway Glass Container, Inc. - 144A	5.000	1/15/2022	205,500
800,000	Owens-Brockway Glass Container, Inc. - 144A	5.875	8/15/2023	840,000
1,800,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A	5.125	7/15/2023	1,828,368
1,200,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A	7.000	7/15/2024	1,242,750
400,000	Sealed Air Corp. - 144A	4.875	12/1/2022	414,500
200,000	Sealed Air Corp. - 144A	5.125	12/1/2024	208,500
200,000	Sealed Air Corp. - 144A	5.250	4/1/2023	209,000
400,000	Sealed Air Corp. - 144A	5.500	9/15/2025	421000
2,800,000	Sealed Air Corp. - 144A	6.500	12/1/2020	2,919,000
				29,754,549

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	PHARMACEUTICALS - 2.9%
1,000,000	Bausch Health Americas, Inc. - 144A	8.500	1/31/2027	$1,091,875
2,000,000	Bausch Health Americas, Inc. - 144A	9.250	4/1/2026	2,230,000
1,400,000	Bausch Health Cos, Inc. - 144A	5.500	3/1/2023	1,410,500
1,636,000	Bausch Health Cos, Inc. - 144A	5.500	11/1/2025	1,680,483
3,895,000	Bausch Health Cos, Inc. - 144A	5.875	5/15/2023	3,939,598
4,200,000	Bausch Health Cos, Inc. - 144A	6.125	4/15/2025	4,257,750
1,800,000	Bausch Health Cos, Inc. - 144A	7.000	3/15/2024	1,901,250
2,200,000	Bausch Health Cos, Inc. - 144A	9.000	12/15/2025	2,261,706
10,000,000	Bayer US Finance LLC - 144A	2.375	10/8/2019	9,968,432
10,000,000	CVS Health Corp.	2.800	7/20/2020	9,991,842
20,000,000	CVS Health Corp.	3.125	3/9/2020	20,050,680
8,000,000	CVS Health Corp., 3 mo. LIBOR + 0.720% **	3.321	3/9/2021	8,034,750
41,768,000	Cigna Corp., 3 mo. LIBOR + 0.350% - 144A **	2.965	3/17/2020	41,791,058
800,000	Elanco Animal Health, Inc. - 144A	4.272	8/28/2023	831,688
1,200,000	Elanco Animal Health, Inc. - 144A	4.900	8/28/2028	1,272,498
1,800,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. - 144A	6.000	7/15/2023	1,476,000
1,800,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. - 144A	6.000	2/1/2025	1,383,750
600,000	Par Pharmaceutical, Inc. - 144A	7.500	4/1/2027	623,880
2,400,000	Teva Pharmaceutical Finance Netherlands III BV	2.200	7/21/2021	2,306,785
4,000,000	Teva Pharmaceutical Finance Netherlands III BV	2.800	7/21/2023	3,641,134
4,200,000	Teva Pharmaceutical Finance Netherlands III BV	3.150	10/1/2026	3,527,601
1,400,000	Teva Pharmaceutical Finance Netherlands III BV	6.000	4/15/2024	1425733
1,600,000	Teva Pharmaceutical Finance Netherlands III BV	6.750	3/1/2028	1,650,700
				126,749,693
	PIPELINES - 1.7%
200,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375	9/15/2024	204,880
400,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. - 144A	5.750	3/1/2027	409,000
1,600,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. - 144A	6.125	11/15/2022	1,624,000
400,000	Buckeye Partners LP, 3 mo. LIBOR + 4.020% **	6.375	1/22/2078	367,000
1,600,000	Cheniere Energy Partners LP	5.250	10/1/2025	1,638,000
1,600,000	Cheniere Energy Partners LP - 144A	5.625	10/1/2026	1,656,736
1,800,000	Cheniere Corpus Christi Holdings LLC	5.125	6/30/2027	1,881,000
2,000,000	Cheniere Corpus Christi Holdings LLC	5.875	3/31/2025	2,160,000
1,000,000	Cheniere Corpus Christi Holdings LLC	7.000	6/30/2024	1,123,750
2,000,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. - 144A	5.625	5/1/2027	1,995,000
600,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	5.750	4/1/2025	618,000
2,000,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.	6.250	4/1/2023	2,060,000
400,000	DCP Midstream Operating LP	3.875	3/15/2023	401,000
400,000	DCP Midstream Operating LP - 144A	4.750	9/30/2021	408,500
3,400,000	DCP Midstream Operating LP - 144A	5.350	3/15/2020	3,463,886
600,000	DCP Midstream Operating LP	5.375	7/15/2025	632,226
600,000	DCP Midstream Operating LP, 3 mo. LIBOR + 3.850% - 144A **	5.850	5/21/2043	558,000
1,400,000	Energy Transfer Operating LP	4.250	3/15/2023	1,436,614
1,000,000	Energy Transfer Operating LP	5.500	6/1/2027	1,088,263
1,400,000	Energy Transfer Operating LP	5.875	1/15/2024	1,529,402
800,000	EnLink Midstream Partners LP	4.150	6/1/2025	773,000
800,000	EnLink Midstream Partners LP	4.400	4/1/2024	797,000
400,000	EnLink Midstream Partners LP	4.850	7/15/2026	398,000
10,715,000	Enterprise Products Operating LLC	5.250	1/31/2020	10,893,100
600,000	Genesis Energy LP / Genesis Energy Finance Corp. (a)	6.000	5/15/2023	608,064
600,000	Genesis Energy LP / Genesis Energy Finance Corp. (a)	6.250	5/15/2026	597,000
699,000	Genesis Energy LP / Genesis Energy Finance Corp. (a)	6.500	10/1/2025	704,907
1,600,000	Genesis Energy LP / Genesis Energy Finance Corp. (a)	6.750	8/1/2022	1,628,736
16,501,000	Kinder Morgan Energy Partners LP	6.500	4/1/2020	17,023,971
1,600,000	NGPL PipeCo LLC - 144A	4.375	8/15/2022	1,648,000
800,000	NGPL PipeCo LLC - 144A	4.875	8/15/2027	829,000
200,000	NuStar Logistics LP	4.800	9/1/2020	203,500
600,000	NuStar Logistics LP	5.625	4/28/2027	602,070
1,600,000	Rockies Express Pipeline LLC - 144A	5.625	4/15/2020	1,643,760
800,000	SemGroup Corp / Rose Rock Finance Corp.	5.625	7/15/2022	797,000
600,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A	4.750	10/1/2023	608,574
1,200,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A	5.500	9/15/2024	1,242,000
1,000,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. - 144A	5.500	1/15/2028	1,023,750
1,200,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000	1/15/2028	1,181,952
600,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.125	2/1/2025	616,500
800,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.375	2/1/2027	816,000
1,400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.875	4/15/2026	1,477,438
400,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. - 144A	6.500	7/15/2027	429,500
600,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. - 144A	6.875	1/15/2029	649,500
				72,447,579
	PRIVATE EQUITY - 0.2%
2,823,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.875	2/1/2022	2,861,816
3,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.000	8/1/2020	3,026,250
1,400,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.250	2/1/2022	1,445,892
1,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.375	12/15/2025	1,045,000
600,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.750	2/1/2024	630,000
				9,008,958
	REAL ESTATE - 0.1%
1,400,000	Howard Hughes Corp. - 144A	5.375	3/15/2025	1,418,844
1,600,000	Kennedy-Wilson, Inc.	5.875	4/1/2024	1,624,000
800,000	Realogy Group LLC / Realogy Co-Issuer Corp. - 144A (a)	4.875	6/1/2023	766,768
400,000	Realogy Group LLC / Realogy Co-Issuer Corp. - 144A (a)	5.250	12/1/2021	403,500
				4,213,112

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	REITS - 0.7%
800,000	CBL & Associates LP (a)	5.250	12/1/2023	$572,000
800,000	CBL & Associates LP (a)	5.950	12/15/2026	566,000
600,000	CyrusOne LP / CyrusOne Finance Corp.	5.000	3/15/2024	615,000
600,000	CyrusOne LP / CyrusOne Finance Corp.	5.375	3/15/2027	622,500
1,800,000	ESH Hospitality, Inc. - 144A	5.250	5/1/2025	1,811,250
1,400,000	Equinix, Inc.	5.375	1/1/2022	1,438,500
1,200,000	Equinix, Inc.	5.375	4/1/2023	1,229,640
1,600,000	Equinix, Inc.	5.375	5/15/2027	1,697,760
400,000	Equinix, Inc.	5.750	1/1/2025	416,500
1,200,000	Equinix, Inc.	5.875	1/15/2026	1,270,500
400,000	iStar Inc	4.625	9/15/2020	405,000
800,000	iStar Inc	5.250	9/15/2022	808,000
1,100,000	Iron Mountain, Inc. - 144A	4.375	6/1/2021	1,109,625
1,200,000	Iron Mountain, Inc. - 144A	4.875	9/15/2027	1,167,750
1,000,000	Iron Mountain, Inc. - 144A	5.250	3/15/2028	990,000
1,370,000	Iron Mountain, Inc.	5.750	8/15/2024	1,383,700
800,000	Iron Mountain, Inc.	6.000	8/15/2023	822,500
600,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.	4.500	9/1/2026	595,500
1,400,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.	5.625	5/1/2024	1,473,500
1,000,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. - 144A	5.750	2/1/2027	1,053,750
1,736,000	MPT Operating Partnership LP / MPT Finance Corp.	5.000	10/15/2027	1,744,680
800,000	MPT Operating Partnership LP / MPT Finance Corp.	5.250	8/1/2026	818,000
600,000	MPT Operating Partnership LP / MPT Finance Corp.	6.375	3/1/2024	632,550
2,000,000	SBA Communications Corp.	4.000	10/1/2022	2,020,000
1,000,000	SBA Communications Corp.	4.875	9/1/2024	1,019,387
1,000,000	Starwood Property Trust, Inc.	3.625	2/1/2021	997,500
600,000	Starwood Property Trust, Inc.	4.750	3/15/2025	603,000
1,000,000	Starwood Property Trust, Inc.	5.000	12/15/2021	1,023,750
600,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC - 144A	6.000	4/15/2023	577,500
600,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC - 144A	7.125	12/15/2024	546,000
1,400,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	8.250	10/15/2023	1,310,750
				31,342,092
	RETAIL - 1.5%
1,600,000	1011778 BC ULC / New Red Finance, Inc. - 144A	4.250	5/15/2024	1,580,000
1,400,000	1011778 BC ULC / New Red Finance, Inc. - 144A	4.625	1/15/2022	1,407,875
4,000,000	1011778 BC ULC / New Red Finance, Inc. - 144A	5.000	10/15/2025	3,980,000
2,000,000	Beacon Roofing Supply, Inc. - 144A	4.875	11/1/2025	1,931,900
400,000	Ferrellgas LP / Ferrellgas Finance Corp. (a)	6.500	5/1/2021	359,000
400,000	Ferrellgas LP / Ferrellgas Finance Corp. (a)	6.750	1/15/2022	356,000
400,000	Ferrellgas LP / Ferrellgas Finance Corp. (a)	6.750	6/15/2023	356,000
1,800,000	Golden Nugget, Inc. - 144A	6.750	10/15/2024	1,845,000
800,000	Golden Nugget, Inc. - 144A	8.750	10/1/2025	840,000
400,000	JC Penney Corp., Inc. - 144A (a)	5.875	7/1/2023	344,000
400,000	JC Penney Corp., Inc. - 144A (a)	8.625	3/15/2025	248,000
1,000,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC - 144A	4.750	6/1/2027	995,380
1,800,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC - 144A	5.000	6/1/2024	1,845,000
1,400,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC - 144A	5.250	6/1/2026	1,447,250
600,000	L Brands, Inc.	5.250	2/1/2028	537,000
800,000	L Brands, Inc.	5.625	10/15/2023	829,000
5,000,000	Lowe’s Cos., Inc., 3 mo. LIBOR + 0.420% **	3.021	9/10/2019	5,007,148
1,000,000	Neiman Marcus Group Ltd. LLC - 144A	8.000	10/15/2021	560,000
600,000	Penske Automotive Group, Inc.	5.500	5/15/2026	600,750
1,000,000	Penske Automotive Group, Inc.	5.750	10/1/2022	1,021,250
1,600,000	PetSmart, Inc. - 144A (a)	5.875	6/1/2025	1,458,000
1,800,000	PetSmart, Inc. - 144A (a)	7.125	3/15/2023	1,602,000
534,000	PetSmart, Inc. - 144A (a)	8.875	6/1/2025	477,262
800,000	QVC, Inc.	4.375	3/15/2023	809,556
600,000	QVC, Inc.	4.450	2/15/2025	599,964
800,000	QVC, Inc.	4.850	4/1/2024	818,900
400,000	QVC, Inc.	5.125	7/2/2022	418,426
4,000,000	Staples, Inc. - 144A	7.500	4/15/2026	4,017,500
1,500,000	Staples, Inc. - 144A	10.750	4/15/2027	1,528,125
1,000,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.500	6/1/2024	1,000,020
25,000,000	Walgreens Boots Alliance, Inc.	2.700	11/18/2019	24,991,374
				63,811,680
	SEMICONDUCTORS - 0.9%
5,000,000	Broadcom Corp. / Broadcom Cayman Finance Ltd.	2.375	1/15/2020	4,979,220
7,000,000	Broadcom, Inc. - 144A	3.125	4/15/2021	7,000,142
25,000,000	Broadcom, Inc. - 144A	3.625	10/15/2024	24,706,836
884,000	Sensata Technologies U.K. Financing Co. PLC - 144A	6.250	2/15/2026	938,145
				37,624,343

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	SOFTWARE - 0.9%
9,045,000	CA, Inc.	5.375	12/1/2019	$9,158,863
1,000,000	CDK Global, Inc.	4.875	6/1/2027	1,015,000
200,000	CDK Global, Inc.	5.000	10/15/2024	207,664
800,000	CDK Global, Inc.	5.875	6/15/2026	846,000
1,600,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. - 144A	5.750	3/1/2025	1,592,000
2,400,000	First Data Corp. - 144A	5.000	1/15/2024	2,461,764
1,000,000	First Data Corp. - 144A	5.375	8/15/2023	1,024,900
2,600,000	First Data Corp. - 144A	5.750	1/15/2024	2,689,375
1,600,000	IQVIA, Inc. - 144A	4.875	5/15/2023	1,634,000
1,200,000	IQVIA, Inc. - 144A	5.000	10/15/2026	1,230,000
2,400,000	Infor U.S., Inc.	6.500	5/15/2022	2,451,744
600,000	MSCI, Inc. - 144A	4.750	8/1/2026	616,380
800,000	MSCI, Inc. - 144A	5.250	11/15/2024	828,000
400,000	MSCI, Inc. - 144A	5.375	5/15/2027	421,500
1,000,000	MSCI, Inc. - 144A	5.750	8/15/2025	1,052,500
800,000	Nuance Communications, Inc.	5.625	12/15/2026	819,000
1,000,000	Open Text Corp. - 144A	5.625	1/15/2023	1,030,000
900,000	Open Text Corp. - 144A	5.875	6/1/2026	945,000
1,570,000	Rackspace Hosting, Inc. - 144A (a)	8.625	11/15/2024	1,467,950
2,000,000	SS&C Technologies, Inc. - 144A	5.500	9/30/2027	2,055,000
2,200,000	Solera LLC / Solera Finance, Inc. - 144A	10.500	3/1/2024	2,398,000
400,000	Veritas U.S., Inc. / Veritas Bermuda Ltd. - 144A (a)	7.500	2/1/2023	390,000
1,200,000	Veritas U.S., Inc. / Veritas Bermuda Ltd. - 144A (a)	10.500	2/1/2024	1,101,000
				37,435,640
	TELECOMMUNICATIONS - 3.6%
10,000,000	AT&T, Inc., 3 mo. LIBOR + 0.650% **	3.247	1/15/2020	10,035,498
1,200,000	Altice France SA/France - 144A	6.250	5/15/2024	1,234,500
6,400,000	Altice France SA/France - 144A	7.375	5/1/2026	6,500,000
2,000,000	Altice France SA/France - 144A	8.125	2/1/2027	2,095,000
200,000	Anixter, Inc.	5.125	10/1/2021	207,250
25,000,000	BellSouth LLC - 144A	4.266	4/26/2020	25,320,000
800,000	C&W Senior Financing DAC - 144A	6.875	9/15/2027	804,792
400,000	C&W Senior Financing DAC - 144A	7.500	10/15/2026	416,000
2,900,000	CenturyLink, Inc. (a)	5.625	4/1/2020	2,961,625
800,000	CenturyLink, Inc. (a)	5.625	4/1/2025	790,000
1,814,000	CenturyLink, Inc. (a)	5.800	3/15/2022	1,873,114
1,000,000	CenturyLink, Inc. (a)	6.450	6/15/2021	1,045,000
800,000	CenturyLink, Inc. (a)	6.750	12/1/2023	851,000
1,400,000	CenturyLink, Inc. (a)	7.500	4/1/2024	1,506,750
800,000	Cincinnati Bell, Inc. - 144A	7.000	7/15/2024	742,024
400,000	CommScope, Inc. - 144A	5.000	6/15/2021	401,500
800,000	CommScope, Inc. - 144A	5.500	6/15/2024	808,000
800,000	CommScope, Inc. - 144A	5.500	3/1/2024	836,500
1,600,000	CommScope, Inc. - 144A	6.000	3/1/2026	1,698,000
1,400,000	CommScope, Inc. - 144A	8.250	3/1/2027	1,515,500
1,000,000	CommScope Technologies LLC - 144A	5.000	3/15/2027	937,500
2,000,000	CommScope Technologies LLC - 144A	6.000	6/15/2025	2,038,800
800,000	Frontier Communications Corp.	6.875	1/15/2025	428,000
800,000	Frontier Communications Corp.	7.125	1/15/2023	502,000
600,000	Frontier Communications Corp.	7.625	4/15/2024	334,500
1,500,000	Frontier Communications Corp. - 144A	8.000	4/1/2027	1,554,375
1,200,000	Frontier Communications Corp. - 144A	8.500	4/1/2026	1,134,000
400,000	Frontier Communications Corp.	8.750	4/15/2022	279,000
2,800,000	Frontier Communications Corp.	10.500	9/15/2022	2,058,000
4,600,000	Frontier Communications Corp.	11.000	9/15/2025	3,001,500
600,000	Hughes Satellite Systems Corp.	5.250	8/1/2026	605,976
1,000,000	Hughes Satellite Systems Corp.	6.625	8/1/2026	1,013,750
2,400,000	Hughes Satellite Systems Corp.	7.625	6/15/2021	2,568,000
1,600,000	Inmarsat Finance PLC - 144A	4.875	5/15/2022	1,624,000
600,000	Inmarsat Finance PLC - 144A	6.500	10/1/2024	631,500
2,200,000	Intelsat Connect Finance SA - 144A	9.500	2/15/2023	2,051,500
5,200,000	Intelsat Jackson Holdings SA - 144A	8.500	10/15/2024	5,174,000
1,000,000	Intelsat Jackson Holdings SA - 144A	9.500	9/30/2022	1,160,000
2,600,000	Intelsat Luxembourg SA (a)	8.125	6/1/2023	1,979,250
800,000	Koninklijke KPN NV - 144A (a)	7.000	3/28/2073	845,372
740,000	Level 3 Financing, Inc.	5.125	5/1/2023	750,375
1,000,000	Level 3 Financing, Inc.	5.250	3/15/2026	1,017,817
1,200,000	Level 3 Financing, Inc.	5.375	8/15/2022	1,207,500
800,000	Level 3 Financing, Inc.	5.375	1/15/2024	812,000
1,000,000	Level 3 Financing, Inc.	5.375	5/1/2025	1,021,100
400,000	Nokia OYJ (a)	3.375	6/12/2022	400,384
400,000	Nokia OYJ (a)	4.375	6/12/2027	402,000
1,122,000	Qwest Corp.	6.750	12/1/2021	1,198,559
1,800,000	Sprint Communications, Inc.	7.000	8/15/2020	1,872,000
3,000,000	Sprint Communications, Inc.	6.000	11/15/2022	3,026,250
1,600,000	Sprint Communications, Inc.	11.500	11/15/2021	1,848,000
3,090,000	Sprint Corp.	7.125	6/15/2024	3,104,484
2,668,000	Sprint Corp.	7.250	9/15/2021	2,801,400
1,800,000	Sprint Corp.	7.625	2/15/2025	1,822,500
1,800,000	Sprint Corp.	7.625	3/1/2026	1,804,500
5,000,000	Sprint Corp.	7.875	9/15/2023	5,221,000
1,800,000	Telecom Italia SpA/Milano - 144A	5.303	5/30/2024	1,800,000
1,400,000	Telefonaktiebolaget LM Ericsson	4.125	5/15/2022	1,428,000
800,000	T-Mobile USA, Inc.	4.000	4/15/2022	810,000
1,200,000	T-Mobile USA, Inc.	4.500	2/1/2026	1,209,492
2,000,000	T-Mobile USA, Inc.	4.750	2/1/2028	2,025,000
600,000	T-Mobile USA, Inc.	5.125	4/15/2025	620,250
600,000	T-Mobile USA, Inc.	5.375	4/15/2027	633,043
1,200,000	T-Mobile USA, Inc.	6.000	3/1/2023	1,237,500
1,400,000	T-Mobile USA, Inc.	6.000	4/15/2024	1,461,250
4,301,000	T-Mobile USA, Inc.	6.375	3/1/2025	4,482,545
2,600,000	T-Mobile USA, Inc.	6.500	1/15/2026	2,787,720
13,000,000	Verizon Communications, Inc., 3 mo. LIBOR + 0.550% **	3.213	5/22/2020	13,053,009
2,400,000	Wind Tre SpA - 144A	5.000	1/20/2026	2,205,000
				153,625,754

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 74.0% (continued)
	TOYS/GAMES/HOBBIES - 0.0%
2,000,000	Mattel, Inc. - 144A	6.750	12/31/2025	$2,005,625

	TRANSPORTATION - 0.0%
1,200,000	XPO Logistics, Inc. - 144A	6.125	9/1/2023	1,230,000
800,000	XPO Logistics, Inc. - 144A	6.750	8/15/2024	828,000
				2,058,000
	TRUCKING & LEASING - 0.3%
5,000,000	Avolon Holdings Funding Ltd. - 144A	3.625	5/1/2022	5,016,500
2,500,000	Avolon Holdings Funding Ltd. - 144A	3.950	7/1/2024	2,487,200
343,000	Avolon Holdings Funding Ltd. - 144A	5.500	1/15/2023	359,248
1,200,000	Avolon Holdings Funding Ltd. - 144A	5.125	10/1/2023	1,246,872
1,038,000	Park Aerospace Holdings Ltd. - 144A	4.500	3/15/2023	1,051,930
2,660,000	Park Aerospace Holdings Ltd. - 144A	5.250	8/15/2022	2,775,710
1,400,000	Park Aerospace Holdings Ltd. - 144A	5.500	2/15/2024	1,477,490
				14,414,950

	TOTAL CORPORATE BONDS (Cost - $3,151,307,491)			3,185,665,698

	CONVERTIBLE BONDS - 0.7%
	AEROSPACE/DEFENSE - 0.2%
10,000,000	Arconic, Inc.	1.625	10/15/2019	9,965,763

	COMMERCIAL SERVICES - 0.3%
10,000,000	Macquarie Infastructure Corp.	2.875	7/15/2019	9,993,928

	INTERNET - 0.2%
10,000,000	Twitter, Inc.	0.250	9/15/2019	9,898,970

	TOTAL CONVERTIBLE BONDS (Cost - $29,757,984)			29,858,661

	MUNICIPAL BONDS & NOTES - 2.0%
	CALIFORNIA - 0.2%
10,350,000	Metropolitan Water District of Southern California	6.947	7/1/2040	10,844,678

	ILLINOIS - 0.1%
2,000,000	State of Illinois	5.727	4/1/2020	2,047,700

	NORTH CAROLINA - 0.1%
4,020,000	City of Winston-Salem NC Water & Sewer System Revenue	5.294	6/1/2034	4,129,304

	NEW YORK - 1.4%
13,295,000	New York City Transitional Finance Authority Future Tax Secured Revenue	6.267	8/1/2039	13,411,265
20,625,000	New York City Water & Sewer System	5.790	6/15/2041	21,310,988
25,000,000	New York State Urban Development Corp	3.900	3/15/2033	25,934,750
				60,657,003
	PENNSYLVANIA - 0.2%
6,915,000	Commonwealth of Pennsylvania	5.350	5/1/2030	7,089,604

	TOTAL MUNICIPAL BONDS & NOTES (Cost - $83,679,760)			84,768,289

	U.S. TREASURY BILLS - 2.3%
100,000,000	United States Treasury Notes	0.000	7/18/2019	99,486,770
	TOTAL U.S. TREASURY BILLS (Cost - $99,476,911)

	SHORT-TERM INVESTMENTS - 11.0%
	CERTIFICATES OF DEPOSITS - 1.3%
	BANKS - 1.3%
35,000,000	Canadian Imperial Bank of Commerce, New York, 3 mo. LIBOR + 0.410% **	3.043	9/20/2019	35,052,135
20,000,000	Svenska Handelsbanken, New York NY, 3 mo. LIBOR + 0.270% **	2.861	10/21/2019	20,023,010
	TOTAL CERTIFICATES OF DEPOSITS (Cost - $55,000,000)			55,075,145

Shares
	MONEY MARKET FUNDS - 9.7%
420,980,979	Dreyfus Cash Management - Institutional Shares, 2.53% +	421,107,273
	TOTAL MONEY MARKET FUNDS (Cost - $420,931,929)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $475,931,929)	476,182,418

	COLLATERAL FOR SECURITIES LOANED - 1.2%
50,516,099	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Insitutional Shares, 2.34% + (b)	50,516,099
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $50,516,099)

	TOTAL INVESTMENTS - 98.0% (Cost - $4,182,070,876)	$4,221,959,022
	OTHER ASSETS LESS LIABILITIES - 2.0%	85,658,408
	NET ASSETS - 100.0%	$4,307,617,430

ETF - Exchange-Traded Fund

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

PLC - Public Limited Company

SOFR - Secured Overnight Financing Rate

**	Variable rate security. Interest rate is as of April 30, 2019.

#	Affiliated Security.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $1,148,897,774 or 26.7% of net assets.

(a)	All or a portion of the security is on loan. Total loaned securities had a value of $149,186,113 at April 30, 2019.

(b)	Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $102,239,729.

The accompanying notes are an integral part of these financial statements.

Navigator Tactical Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

FUTURE CONTRACTS
			Notional Value at	Unrealized
Number of Contracts	Open Long Future Contracts	Expiration	April 30, 2019	Appreciation
3,475	5-Year U.S. Treasury Note Futures	June-19	$401,849,000	$1,971,109
630	10-Year U.S. Treasury Note Futures	June-19	77,912,100	639,844
270	S&P 500 E-Mini Futures	June-19	39,804,750	1,014,875
	TOTAL FUTURES CONTRACTS			$3,625,828

TOTAL RETURN SWAPS
Notional Amount at	Number of		Interest Rate			Unrealized
April 30, 2019	Shares	Reference Entity	Payable (1)	Termination Date	Counterparty	Appreciation
$100,368,000	1,200,000	iShares iBoxx High Yield Corporate Bond ETF	1 Mth USD LIBOR minus 125bp	2/10/2020	GS	$3,910,388
100,368,000	1,200,000	iShares iBoxx High Yield Corporate Bond ETF	1 Mth USD LIBOR minus 210bp	2/10/2020	MS	3,705,332
85,800,000	1,000,000	iShares iBoxx High Yield Corporate Bond ETF	3 Mth USD LIBOR minus 75bp	4/20/2020	JPM	942,236
						$8,557,956

GS - Goldman Sachs International

JPM - JPMorgan

MS - Morgan Stanley Capital Services LLC

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)(3)(4)
			Interest Rate	Notional Value at		Upfront Premiums	Unrealized
Reference Entity	Counterparty	Termination Date	Payable	April 30, 2019	Fair Value	Paid	Appreciation
CDX North American High Yield Series 31 V1	GS	12/20/2023	5.00%	$1,018,500,000	$91,918,946	$38,550,043	$53,368,903
CDX North American High Yield Series 32 V1	GS	6/20/2024	5.00%	827,600,000	67,981,822	57,711,145	10,270,677
CDX North American High Yield Series 32 V1	MS	6/20/2024	5.00%	261,500,000	21,480,482	19,529,264	1,951,218
					$181,381,250	$115,790,452	$65,590,798

GS - Goldman Sachs

MS - Morgan Stanley

(2)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(3)	For centrally cleared swaps, implied credit spread , represented in absolute terms, is utilized in determining the market value of the credit default swap contracts as of period end and will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(4)	For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.

The accompanying notes are an integral part of these financial statements.

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 95.7%
	AEROSPACE/DEFENSE- 1.3%
1,378,000	United Technologies Corp., 3 mo. LIBOR + 0.650% **	3.333	8/16/2021	$1,379,442

	AIRLINES - 2.3%
2,500,000	Delta Air Lines, Inc.	2.875	3/13/2020	2,498,416

	AUTO MANUFACTURERS - 11.0%
2,500,000	BMW US Capital LLC - 144A, 3 mo. LIBOR + 0.410% **	3.013	4/12/2021	2,505,191
1,000,000	Daimler Finance North America LLC - 144A	2.250	9/3/2019	998,133
975,000	Daimler Finance North America LLC - 144A, 3 mo. LIBOR + 0.530% **	3.263	5/5/2020	975,962
1,000,000	Daimler Finance North America LLC - 144A, 3 mo. LIBOR + 0.550% **	3.287	5/4/2021	1,000,725
2,350,000	Ford Motor Credit Co. LLC, 3 mo. LIBOR + 1.000% **	3.592	1/9/2020	2,352,611
2,500,000	General Motors Financial Co., Inc., 3 mo. LIBOR + 0.930% **	3.527	4/13/2020	2,508,042
1,680,000	Volkswagen Group of America Finance LLC - 144A, 3 mo. LIBOR + 0.770% **	3.458	11/13/2020	1,686,482
				12,027,146
	BANKS - 28.9%
2,000,000	Australia & New Zealand Banking Group Ltd. - 144A, 3 mo. LIBOR + 0.460% **	3.143	5/17/2021	2,006,074
2,000,000	Bank of America Corp., 3 mo. LIBOR + 0.660% **	3.251	7/21/2021	2,008,649
1,000,000	Barclays Bank PLC, 3 mo. LIBOR + 0.400% **	3.041	8/21/2020	995,000
2,950,000	Citibank NA, SOFR + 0.600% **	3.040	3/13/2021	2,955,486
2,000,000	DNB Bank ASA - 144A, 3 mo. LIBOR + 1.070% **	3.685	6/2/2021	2,027,785
3,000,000	Fifth Third Bank, 3 mo. LIBOR + 0.250% **	2.833	10/30/2020	3,000,632
2,274,000	Goldman Sachs Group, Inc., 3 mo. LIBOR + 1.360% **	3.940	4/23/2021	2,310,642
2,500,000	JPMorgan Chase & Co., 3 mo. LIBOR + 1.100% **	3.707	6/7/2021	2,533,942
2,000,000	Morgan Stanley, 3 mo. LIBOR + 0.550% **	3.247	2/10/2021	2,002,935
2,000,000	Regions Bank, 3 mo. LIBOR + 0.500% **	3.188	8/13/2021	1,994,545
1,718,000	Royal Bank of Canada, 3 mo. LIBOR + 0.390% **	2.973	4/30/2021	1,725,373
2,000,000	Synchrony Bank, 3 mo. LIBOR + 0.625% **	3.226	3/30/2020	2,003,859
2,880,000	US Bank NA, 3 mo. LIBOR + 0.320% **	2.906	4/26/2021	2,887,225
3,000,000	Wells Fargo & Co., 3 mo. LIBOR + 1.340% **	3.955	3/4/2021	3,053,160
				31,505,307
	BUILDING MATERIALS - 2.7%
1,534,000	Martin Marietta Materials, Inc., 3 mo. LIBOR + 0.650% **	3.313	5/22/2020	1,536,796
1,410,000	Vulcan Materials Co., 3 mo. LIBOR + 0.600% **	3.211	6/15/2020	1,408,786
				2,945,582
	DIVERSIFIED FINANCIAL SERVICES - 3.7%
2,000,000	American Express Co., 3 mo. LIBOR + 0.330% **	2.913	10/30/2020	2,002,454
2,000,000	Capital One Financial Corp., 3 mo. LIBOR + 0.450% **	3.033	10/30/2020	2,001,381
				4,003,835
	ELECTRIC - 2.3%
2,476,000	Sempra Energy, 3 mo. LIBOR + 0.500% **	3.097	1/15/2021	2,465,628

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.9%
1,000,000	Molex Electronic Technologies LLC - 144A	2.878	4/15/2020	998,671

	FOOD - 7.1%
1,000,000	Campbell Soup Co., 3 mo. LIBOR + 0.500% **	3.115	3/16/2020	998,915
1,380,000	Campbell Soup Co., 3 mo. LIBOR + 0.630% **	3.241	3/15/2021	1,374,996
840,000	Conagra Brands, Inc., 3 mo. LIBOR + 0.500% **	3.092	10/9/2020	837,984
2,768,000	General Mills, Inc., 3 mo. LIBOR + 0.540% **	3.141	4/16/2021	2,773,012
756,000	Kraft Heinz Foods Co., 3 mo. LIBOR + 0.570% **	3.267	2/10/2021	756,066
500,000	Mondelez International Holdings Netherlands BV, 3 mo. LIBOR + 0.610% - 144A **	3.192	10/28/2019	500,930
500,000	Tyson Foods, Inc., 3 mo. LIBOR + 0.450% **	3.091	8/21/2020	499,631
				7,741,534
	INSURANCE - 6.9%
3,750,000	Allstate Corp., 3 mo. LIBOR + 0.430% **	3.031	3/29/2021	3,756,192
1,055,000	Assurant, Inc., 3 mo. LIBOR + 1.250% **	3.860	3/26/2021	1,054,930
2,000,000	Jackson National Life Global Funding, 3 mo. LIBOR + 0.300% - 144A **	2.897	10/15/2020	1,999,297
740,000	Metropolitan Life Global Funding I, SOFR + 0.570% - 144A **	3.010	9/7/2020	739,852
				7,550,271
	LODGING - 0.8%
875,000	Marriott International, Inc., 3 mo. LIBOR + 0.650% **	3.245	3/8/2021	879,081

	MEDIA - 4.6%
3,000,000	NBCUniversal Enterprise, Inc., 3 mo. LIBOR + 0.400% - 144A **	2.992	4/1/2021	3,010,240
2,015,000	Sky Ltd. - 144A	2.625	9/16/2019	2,013,093
				5,023,333
	MISCELLANEOUS MANUFACTURING - 3.5%
1,287,000	General Electric Co., 3 mo. LIBOR + 0.800% **	3.397	4/15/2020	1,289,304
2,500,000	Textron, Inc., 3 mo. LIBOR + 0.550% **	3.247	11/10/2020	2,498,921
				3,788,225

The accompanying notes are an integral part of these financial statements.

Navigator Ultra Short Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 95.7% (continued)
	OIL & GAS - 2.8%
2,000,000	Chevron Corp., 3 mo. LIBOR + 0.950% **	3.633	5/16/2021	$2,032,458
1,008,000	Marathon Oil Corp.	2.700	6/1/2020	1,005,679
				3,038,137
	PHARMACEUTICALS - 4.2%
2,515,000	Cigna Corp., 3 mo. LIBOR + 0.650% - 144A **	3.265	9/17/2021	2,515,839
2,000,000	CVS Health Corp., 3 mo. LIBOR + 0.720% **	3.321	3/9/2021	2,008,688
				4,524,527
	PIPELINES - 6.4%
2,400,000	Enbridge, Inc., 3 mo. LIBOR + 0.400% **	2.984	1/10/2020	2,400,642
1,235,000	Kinder Morgan Energy Partners LP	6.500	4/1/2020	1,274,141
2,230,000	Spectra Energy Partners LP, 3 mo. LIBOR + 0.700% **	3.299	6/5/2020	2,235,015
1,000,000	Williams Cos, Inc.	5.250	3/15/2020	1,019,488
				6,929,286
	REITS - 0.9%
1,000,000	AvalonBay Communities, Inc., 3 mo. LIBOR + 0.430% **	3.027	1/15/2021	997,497

	RETAIL - 1.9%
2,068,000	Dollar Tree, Inc., 3 mo. LIBOR + 0.700% **	3.288	4/17/2020	2,068,177

	SEMICONDUCTORS - 1.5%
1,626,000	Broadcom Corp. / Broadcom Cayman Financial Ltd.	2.375	1/15/2020	1,619,242

	TELECOMMUNICATIONS - 2.0%
1,000,000	BellSouth LLC - 144A	4.266	4/26/2020	1,012,800
1,113,000	Verizion Communications, Inc., 3 mo. LIBOR + 0.550% **	3.213	5/22/2020	1,117,538
				2,130,338

	TOTAL CORPORATE BONDS (Cost - $104,059,453)			104,113,675

	CONVERTIBLE BONDS - 2.7%
	AEROSPACE/DEFENSE - 0.9%
1,000,000	Arconic, Inc.	1.625	10/15/2019	996,576

	INTERNET - 1.8%
2,000,000	Twitter, Inc.	0.250	9/15/2019	1,979,794

	TOTAL CONVERTIBLE BONDS (Cost - $2,965,849)			2,976,370

	MUNICIPAL BONDS & NOTES - 1.0%
	ILLINOIS - 1.0%
1,000,000	State of Illinois	5.727	4/1/2020	1,023,850
	TOTAL MUNICIPAL BONDS & NOTES (Cost - $1,023,614)

Shares
	SHORT-TERM INVESTMENTS - 0.2%
	MONEY MARKET FUND - 0.2%
243,993	Dreyfus Cash Management - Institutional Shares, 2.53% +	244,066
	TOTAL SHORT TERM INVESTMENTS (Cost - $244,066)

	TOTAL INVESTMENTS - 99.6% (Cost - $108,292,982)	$108,357,961
	OTHER ASSETS LESS LIABILITIES - 0.4%	437,884
	NET ASSETS - 100.0%	$108,795,845

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

**	Variable rate security. Interest rate is as of April 30, 2019.

+	Money market fund; interest rate reflects seven-day effective yield on April 30, 2019.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of such securities is $23,991,074 or 22.1% of net assets.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2019

			Navigator		Navigator
	Navigator		Duration		Sentry
	Equity Hedged		Neutral Bond		Managed
	Fund		Fund		Volatility Fund

Assets:
Investments in Securities at Cost (including affiliated securities of $4,812,418, $0 and $0, respectively)	$42,556,855		$58,684,818		$12,465,641
Investments in Securities at Value (including affiliated securities of $2,741,361, $0 and $0, respectively)	42,907,336	(a)	59,714,751	(a)	11,936,346
Cash	—		4		—
Deposits with Broker	3,212		1,705,223		69,915
Receivable for Securities Sold	3,650,058		25,750		—
Receivable for Fund Shares Sold	42,854		23,120		52,910
Dividends and Interest Receivable	6,028		584,335		16,752
Due from Investment Advisor	—		—		4,503
Prepaid Expenses and Other Assets	44,959		12,499		6,397
Total Assets	46,654,447		62,065,682		12,086,823

Liabilities:
Collateral on Securities Loaned	3,493,151		141,450		—
Option Contracts Written at Value (premiums received of $0, $0 and $1,525,143 respectively)	—		—		1,210,000
Payable for Securities Purchased	3,553,491		3,112,716		—
Payable for Fund Shares Redeemed	68,414		6,544		—
Unrealized Depreciation on Futures Contracts	—		236,218		—
Accrued Advisory Fees	22,112		26,724		—
Accrued Distribution Fees	444		265		3
Payable to Related Parties	2,799		1,376		2,193
Accrued Expenses and Other Liabilities	26,875		17,726		16,680
Total Liabilities	7,167,286		3,543,019		1,228,876

Net Assets	$39,487,161		$58,522,663		$10,857,947

Composition of Net Assets:
At April 30, 2019, Net Assets consisted of:
Paid-in-Capital	$42,923,532		$59,124,306		$56,582,302
Accumulated Losses	(3,436,371)		(601,643)		(45,724,355)
Net Assets	$39,487,161		$58,522,663		$10,857,947

Net Asset Value Per Share
Class A Shares:
Net Assets	$775,814		$482,061		$17,045
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	92,251		47,716		13,375
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$8.41		$10.10		$1.27
Maximum Offering Price Per Share (Maximum sales charge of 5.50%, 3.75% and 3.75%, respectively)	$8.90		$10.49		$1.32

Class C Shares:
Net Assets	$349,343		$200,908		$1
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	44,159		20,140		1
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$7.91		$9.98		$1.29	(b)

Class I Shares:
Net Assets	$38,362,004		$57,839,694		$10,840,901
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	4,593,930		5,746,990		8,424,081
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$8.35		$10.06		$1.29

(a)	Includes loaned securities with a value of $3,785,924 and $137,586, respectively.

(b)	NAV does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2019

			Navigator Ultra
	Navigator Tactical		Short Bond
	Fixed Income Fund		Fund

Assets:
Investments in Securities at Cost (including affiliated securities of $145,775,432 and $0, respectively)	$4,182,070,876		$108,292,982
Investments in Securities at Value (including affiliated securities of $145,502,090 and $0 respectively)	4,221,959,022	(a)	108,357,961
Cash	276,946		27,057
Deposits with Broker	16,157,478		—
Receivable for Securities Sold	247,224		—
Receivable for Fund Shares Sold	10,871,192		—
Dividends and Interest Receivable	30,641,659		400,131
Unrealized Appreciation on Swap Contracts	74,148,754		—
Premiums Paid for Swap Contracts	115,790,452		—
Unrealized Appreciation on Futures Contracts	3,625,828		—
Prepaid Expenses and Other Assets	199,391		34,814
Total Assets	4,473,917,946		108,819,963

Liabilities:
Collateral on Securities Loaned	50,516,099		—
Due to Broker for Variation Margin Swaps	102,057,529		—
Payable for Securities Purchased	7,555,625		—
Payable for Fund Shares Redeemed	3,012,485		—
Accrued Advisory Fees	2,962,725		12,222
Accrued Distribution Fees	19,509		—
Payable to Related Parties	176,544		8,221
Accrued Expenses and Other Liabilities	—		3,675
Total Liabilities	166,300,516		24,118

Net Assets	$4,307,617,430		$108,795,845

Composition of Net Assets:
At April 30, 2019, Net Assets consisted of:
Paid-in-Capital	$4,237,534,728		$108,500,200
Accumulated Earnings	70,082,702		295,645
Net Assets	$4,307,617,430		$108,795,845

Net Asset Value Per Share
Class A Shares:
Net Assets	$46,679,100		$100
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	4,523,583		10
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$10.32		$10.04	(b)
Maximum Offering Price Per Share (Maximum sales charge of 3.75% and 3.75%, respectively)	$10.72		$10.43

Class C Shares:
Net Assets	$12,549,078
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	1,212,063
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$10.35

Class I Shares:
Net Assets	$4,248,389,252		$108,795,745
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	411,869,714		10,848,313
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$10.31		$10.03

(a)	Includes loaned securities with a value of $149,186,113.

(b)	NAV does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2019

		Navigator	Navigator Sentry
	Navigator Equity	Duration Neutral	Managed
	Hedged Fund	Bond Fund	Volatility Fund
Investment Income:
Dividend Income (including income on affiliated securities of $0, $0 and $0, respectively)	$345,629	$124,085	$—
Interest Income	17,048	824,383	35,355
Securities Lending - net	44,328	386	—
Total Investment Income	407,005	948,854	35,355
Expenses:
Investment Advisory Fees	138,897	165,179	59,786
Distribution Fees:
Class A	922	598	16
Class C	1,927	1,018	—
Administration Fees	27,273	33,224	27,273
Registration & Filing Fees	23,803	13,389	11,405
Third Party Administrative Servicing Fees	12,092	11,828	10,554
Audit Fees	12,026	12,025	7,135
Chief Compliance Officer Fees	11,635	12,435	9,316
Transfer Agent Fees	10,754	8,927	12,026
Trustees’ Fees	5,951	5,951	3,652
Custody Fees	2,951	3,315	337
Legal Fees	2,266	7,439	5,951
Printing Expense	1,750	688	356
Insurance Expense	644	447	199
Interest Expense	—	—	330
Miscellaneous Expenses	2,270	1,240	2,845
Total Expenses	255,161	277,703	151,181
Less: Expense waived or fees reimbursed by Advisor for Affiliated Holdings	(6,307)	—	—
Less: Expense waived or fees reimbursed by the Advisor	(48,534)	—	(63,047)
Net Expenses	200,320	277,703	88,134
Net Investment Income (Loss)	206,685	671,151	(52,779)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments (including loss on affiliated securities of $0, $0 and $0, respectively)	(2,118,481)	707,308	(487,451)
Securities Sold Short	—	—	(362,287)
Futures Contracts	—	(787,774)	—
Swap Contracts	—	—	—
Options Purchased	—	(227,346)	(15,045,514)
Options Written	—	—	13,717,509
	(2,118,481)	(307,812)	(2,177,743)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including loss on affiliated securities of $(646,173), $0 and $0, respectively)	3,009,049	2,323,961	—
Securities Sold Short	—	—	1,838
Futures Contracts	—	(1,305,597)	—
Options Purchased	—	54,079	(919,697)
Options Written	—	—	707,322
	3,009,049	1,072,443	(210,537)

Net Realized and Unrealized Gain (Loss) on Investments	890,568	764,631	(2,388,280)

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,097,253	$1,435,782	$(2,441,059)

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2019

	Navigator Tactical	Navigator Ultra
	Fixed Income Fund	Short Bond Fund *

Investment Income:
Dividend Income (including income on affiliated securities of $1,435,921 and $0, respectively)	$3,692,778	$—
Interest Income	63,606,703	284,276
Securities Lending - net	321,859	—
Total Investment Income	67,621,340	284,276

Expenses:
Investment Advisory Fees	16,234,083	28,054
Distribution Fees:
Class A	48,891	—
Class C	57,534	—
Third Party Administrative Servicing Fees	1,194,282	811
Administration Fees	504,307	9,885
Transfer Agent Fees	224,216	1,825
Custody Fees	101,148	673
Printing Expense	87,772	304
Chief Compliance Officer Fees	65,704	3,992
Insurance Expense	33,720	91
Registration & Filing Fees	21,820	6,657
Audit Fees	12,026	1,206
Legal Fees	10,070	1,481
Trustees’ Fees	5,951	9,786
Miscellaneous Expenses	171,310	2,443
Total Expenses	18,772,834	67,208
Less: Expense waived or fees reimbursed by Advisor for Affiliated Holdings	(197,065)	—
Less: Expense waived or fees reimbursed by the Advisor	—	(14,136)
Net Expenses	18,575,769	53,072
Net Investment Income	49,045,571	231,204

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments (including loss on affiliated securities of $0 and $0, respectively)	(4,935,925)	(538)
Distribution of Realized Gains From Underlying		—
Investment Companies	—	—
Securities Sold Short	—	—
Futures Contracts	(2,125,779)	—
Swap Contracts	(36,708,424)	—
Options Purchased	(691,622)	—
Options Written	280,000	—
	(44,181,750)	(538)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including loss on affiliated securities of $(269,913) and $0, respectively)	50,310,497	64,979
Futures Contracts	3,618,791	—
Swap Contracts	102,143,941	—
Options Purchased	33,217	—
	156,106,446	64,979

Net Realized and Unrealized Gain (Loss) on Investments	111,924,696	64,441
Net Increase in Net Assets Resulting From Operations	$160,970,267	$295,645

*	For the period March 21, 2019 (commencement of operations) to April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Navigator Equity Hedged Fund
	For the Six Months	For the Period
	Ended	Ended
	April 30, 2019	October 31, 2018 *
Operations:	(Unaudited)

Net Investment Income (Loss)	$206,685	$(15,329)
Net Realized (Loss) on Investments	(2,118,481)	(811,424)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,009,049	(2,239,546)
Net increase (decrease) in net assets resulting from operations	1,097,253	(3,066,299)

Distributions to Shareholders:
Total Distributions Paid **
Class A	(6,142)	—
Class C	(3,027)	—
Class I	(329,514)	—
Net decrease in net assets resulting from distributions to shareholders	(338,683)	—

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	57,404	32,619
Class C	1,950	5,325
Class I	6,714,655	944,672
Distributions Reinvested:
Class A	4,156	—
Class C	2,859	—
Class I	321,429	—
Cost of Shares Redeemed:
Class A	(74,227)	(9,987)
Class C	(105,080)	(6,019)
Class I	(5,826,190)	(1,619,682)
Net increase (decrease) in net assets resulting from shares of beneficial interest	1,096,956	(653,072)

Increase (Decrease) in Net Assets	1,855,526	(3,719,371)

Net Assets:
Beginning of Period	37,631,635	41,351,006
End of Period	$39,487,161	$37,631,635

** Distributions from net investment income and net realized capital gains are combined for the period ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the period ended October 31, 2018 have not been reclassified to conform to the current year presentation.

SHARE ACTIVITY
Class A:
Shares Sold	7,132	3,811
Shares Reinvested	539	—
Shares Redeemed	(9,035)	(1,175)
Net increase (decrease) in shares of beneficial interest outstanding	(1,364)	2,636

Class C:
Shares Sold	253	652
Shares Reinvested	393	—
Shares Redeemed	(13,781)	(763)
Net (decrease) in shares of beneficial interest outstanding	(13,135)	(111)

Class I:
Shares Sold	828,506	112,920
Shares Reinvested	42,017	—
Shares Redeemed	(720,558)	(191,169)
Net increase (decrease) in shares of beneficial interest outstanding	149,965	(78,249)

*	For the period October 1, 2018 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Duration Neutral Bond Fund
	For the Six Months	For the Period
	Ended	Ended
	April 30, 2019	October 31, 2018 *
Operations:	(Unaudited)

Net Investment Income	$671,151	$113,304
Net Realized (Loss) on Investments, Options and Futures Contracts	(307,812)	(80,980)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Options, and
Futures Contracts	1,072,443	(323,153)
Net increase (decrease) in net assets resulting from operations	1,435,782	(290,829)

Distributions to Shareholders:
Total Distributions Paid **
Class A	(18,785)	—
Class C	(7,415)	—
Class I	(2,391,792)	—
Net (decrease) in net assets resulting from distributions to shareholders	(2,417,992)	—

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class I	3,665,726	880,635
Distributions Reinvested:
Class A	18,785	—
Class C	7,415	—
Class I	2,316,969	—
Cost of Shares Redeemed:
Class A	(18,451)	—
Class C	(11,907)	—
Class I	(6,240,253)	(1,478,444)
Net (decrease) in net assets resulting from shares of beneficial interest	(261,716)	(597,809)

(Decrease) in Net Assets	(1,243,926)	(888,638)

Net Assets:
Beginning of Period	59,766,589	60,655,227
End of Period **	$58,522,663	$59,766,589

** Distributions from net investment income and net realized capital gains are combined for the period ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the period ended October 31, 2018 have not been reclassified to conform to the current year presentation.

SHARE ACTIVITY
Class A:
Shares Reinvested	1,882	—
Shares Redeemed	(1,848)	—
Net increase in shares of beneficial interest outstanding	34	—

Class C:
Shares Reinvested	752	—
Shares Redeemed	(1,204)	—
Net (decrease) in shares of beneficial interest outstanding	(452)	—

Class I:
Shares Sold	362,841	85,905
Shares Reinvested	233,084	—
Shares Redeemed	(620,317)	(144,371)
Net (decrease) in shares of beneficial interest outstanding	(24,392)	(58,466)

*	For the period October 1, 2018 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Sentry Managed Volatility Fund
	For the Six Months	For the Period
	Ended	Ended
	April 30, 2019	October 31, 2018 *
Operations:	(Unaudited)

Net Investment Loss	$(52,779)	$(13,887)
Net Realized Gain (Loss) on Investments and Options	(2,177,743)	1,827,890
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	(210,537)	49,500
Net increase (decrease) in net assets resulting from operations	(2,441,059)	1,863,503

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	33,092	—
Class I	2,430,663	91,325
Cost of Shares Redeemed:
Class A	(10,628)	—
Class I	(3,888,394)	(363,623)
Net decrease in net assets resulting from shares of beneficial interest	(1,435,267)	(272,298)

Increase (Decrease) in Net Assets	(3,876,326)	1,591,205

Net Assets:
Beginning of Period	14,734,273	13,143,068
End of Period	$10,857,947	$14,734,273

SHARE ACTIVITY
Class A:
Shares Sold	19,615	—
Shares Redeemed	(7,449)	—
Net increase in shares of beneficial interest outstanding	12,166	—

Class I:
Shares Sold	1,495,841	57,197
Shares Redeemed	(2,306,098)	(232,492)
Net (decrease) in shares of beneficial interest outstanding	(810,257)	(175,295)

*	For the period October 1, 2018 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Navigator Tactical Fixed Income Fund
	For the Six Months	For the Period
	Ended	Ended
	April 30, 2019	October 31, 2018 *
Operations:	(Unaudited)

Net Investment Income	$49,045,571	$6,753,328
Net Realized (Loss) on Investments, Swaps, Options and Futures Contracts	(44,181,750)	(6,373,121)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Swaps,
Options and Futures Contracts	156,106,446	(48,901,577)
Net increase (decrease) in net assets resulting from operations	160,970,267	(48,521,370)

Distributions to Shareholders:
Total Distributions Paid **
Class A	(523,581)	—
Class C	(107,453)	—
Class I	(55,067,646)	—
Net decrease in net assets resulting from distributions to shareholders	(55,698,680)	—

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	17,682,563	2,383,606
Class C	2,102,757	292,056
Class I	1,084,717,494	174,411,232
Distributions Reinvested:
Class A	491,840	—
Class C	94,378	—
Class I	35,547,478	—
Cost of Shares Redeemed:
Class A	(5,749,915)	(4,569,137)
Class C	(1,052,954)	(52,249)
Class I	(534,721,088)	(81,631,859)
Net increase in net assets resulting from shares of beneficial interest	599,112,553	90,833,649

Increase in Net Assets	704,384,140	42,312,279

Net Assets:
Beginning of Period	3,603,233,290	3,560,921,011
End of Period	$4,307,617,430	$3,603,233,290

** Distributions from net investment income and net realized capital gains are combined for the period ended April 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the period ended October 31, 2018 have not been reclassified to conform to the current year presentation.

SHARE ACTIVITY
Class A:
Shares Sold	1,758,658	236,428
Shares Reinvested	49,089	—
Shares Redeemed	(571,787)	(452,371)
Net increase (decrease) in shares of beneficial interest outstanding	1,235,960	(215,943)

Class C:
Shares Sold	209,323	28,864
Shares Reinvested	9,392	—
Shares Redeemed	(104,711)	(5,161)
Net increase in shares of beneficial interest outstanding	114,004	23,703

Class I:
Shares Sold	107,677,217	17,256,675
Shares Reinvested	3,551,849	—
Shares Redeemed	(53,242,681)	(8,078,257)
Net increase in shares of beneficial interest outstanding	57,986,385	9,178,418

*	For the period October 1, 2018 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
STATEMENT OF CHANGES IN NET ASSETS (Continued)

Navigator Ultra Short
Bond Fund
For the Period *
Ended
April 30, 2019
Operations:	(Unaudited)

Net Investment Income	$231,204
Net Realized (Loss) on Investments, Options and Futures Contracts	(538)
Net Change in Unrealized Appreciation on Investments, Options, and Futures
Contracts	64,979
Net increase in net assets resulting from operations	295,645

Beneficial Interest Transactions:
Proceeds from Shares Sold:
Class A	100
Class I	108,500,104
Cost of Shares Redeemed:
Class I	(4)
Net increase in net assets resulting from shares of beneficial interest	108,500,200

Increase in Net Assets	108,795,845

Net Assets:
Beginning of Period	—
End of Period	$108,795,845

SHARE ACTIVITY
Class A:
Shares Sold	10
Net increase in shares of beneficial interest outstanding	10

Class I:
Shares Sold	10,848,313
Shares Redeemed	— **
Net increase in shares of beneficial interest outstanding	10,848,313

*	For the period March 21, 2019 (commencement of operations) to April 30, 2019.

**	Less than one share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Equity Hedged Fund - Class A
	For the		For the		For the	For the	For the		For the	For the
	Six Months Ended		Period Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	April 30, 2019		October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.26		$8.93		$9.78	$8.83	$8.72		$9.60	$9.61
From Operations:
Net investment income (loss) (a)	0.03		(0.01)		0.01	0.06	0.06		0.02	0.02
Net gain (loss) from securities (both realized and unrealized)	0.19		(0.66)		0.39	0.97	0.35		(0.50)	0.25
Total from operations	0.22		(0.67)		0.40	1.03	0.41		(0.48)	0.27
Distributions to shareholders from:
Net investment income	(0.07)		—		(0.01)	(0.08)	(0.03)		(0.01)	—
Net realized gains	—		—		(1.24)	—	(0.27)		(0.39)	(0.28)
Total distributions	(0.07)		—		(1.25)	(0.08)	(0.30)		(0.40)	(0.28)
Net Asset Value, End of Period/Year	$8.41		$8.26		$8.93	$9.78	$8.83		$8.72	$9.60
Total Return (b)	2.75	% (i)	(7.50	)% (i)	4.22%	11.68%	4.83%		(5.37)%	2.84%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$776		$773		$812	$11,465	$7,022		$3,838	$3,858
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.61	% (h)	1.59	% (h)	1.48%	1.53%	1.37	% (g)	1.41%	1.31%
net of waivers/reimbursement (c)	1.32	% (h)	1.33	% (h)	1.31%	1.32%	1.37	% (g)	1.35%	1.34	% (e)
Ratio of net investment income (loss) to average net assets (c)(d)	(0.85	)% (h)	(0.67	)% (h)	0.11%	0.68%	0.67%		0.26%	0.24%
Portfolio turnover rate	303	% (i)	33	% (i)	490%	371%	363%		292%	353%

	Navigator Equity Hedged Fund - Class C
	For the		For the		For the	For the	For the		For the	For the
	Six Months Ended		Period Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	April 30, 2019		October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$7.78		$8.42		$9.41	$8.48	$8.42		$9.34	$9.43
From Operations:
Net investment income (loss) (a)	0.01		(0.01)		0.00 (f)	(0.01)	(0.01)		(0.05)	(0.06)
Net gain (loss) from securities (both realized and unrealized)	0.18		(0.63)		0.29	0.94	0.34		(0.48)	0.25
Total from operations	0.19		(0.64)		0.29	0.93	0.33		(0.53)	0.19
Distributions to shareholders from:
Net Investment Income	(0.06)		—		(0.04)	—	—		—	—
Net realized gains	—		—		(1.24)	—	(0.27)		(0.39)	(0.28)
Total distributions	(0.06)		—		(1.28)	—	(0.27)		(0.39)	(0.28)
Net Asset Value, End of Period/Year	$7.91		$7.78		$8.42	$9.41	$8.48		$8.42	$9.34
Total Return (b)	2.45	% (i)	(7.60	)% (i)	3.31%	10.97%	4.04%		(6.05)%	2.02%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$349		$446		$484	$506	$787		$1,228	$1,791
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	2.36	% (h)	2.34	% (h)	2.27%	2.28%	2.24	% (g)	2.16%	2.06%
net of waivers/reimbursement (c)	2.07	% (h)	2.08	% (h)	2.06%	2.07%	2.12	% (g)	2.10%	2.09	% (e)
Ratio of net investment income (loss) to average net assets (c)(d)	(0.19	)% (h)	(1.42	)% (h)	0.01%	(0.07)%	(0.11)%		(0.57)%	(0.62)%
Portfolio turnover rate	303	% (i)	33	% (i)	490%	371%	363%		292%	353%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(f)	Per share amount represents less than $0.01 per share.

(g)	Ratio includes 0.02% attributed to interest expense.

(h)	Annualized.

(i)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Equity Hedged Fund - Class I
	For the		For the		For the	For the	For the		For the	For the
	Six Months Ended		Period Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	April 30, 2019		October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$8.19		$8.86		$9.84	$8.87	$8.76		$9.64	$9.65
From Operations:
Net investment income (loss) (a)	0.05		(0.00	) (i)	0.09	0.09	0.08		0.04	0.04
Net gain (loss) from securities (both realized and unrealized)	0.19		(0.67)		0.31	0.97	0.35		(0.50)	0.25
Total from operations	0.24		(0.67)		0.40	1.06	0.43		(0.46)	0.29
Distributions to shareholders from:
Net investment income	(0.08)		—		(0.14)	(0.09)	(0.05)		(0.03)	(0.02)
Net realized gains	—		—		(1.24)	—	(0.27)		(0.39)	(0.28)
Total distributions	(0.08)		—		(1.38)	(0.09)	(0.32)		(0.42)	(0.30)
Net Asset Value, End of Period/Year	$8.35		$8.19		$8.86	$9.84	$8.87		$8.76	$9.64
Total Return (b)	2.97	% (h)	(7.56	)% (h)	4.46%	12.04%	5.01%		(5.10)%	3.01%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$38,362		$36,413		$40,055	$32,151	$34,298		$45,675	$72,695
Ratio of expenses to average net assets,
before waivers/reimbursement (c)	1.36	% (g)	1.34	% (g)	1.27%	1.28%	1.24	% (f)	1.16%	1.06%
net of waivers/reimbursement (c)	1.07	% (g)	1.08	% (g)	1.06%	1.07%	1.12	% (f)	1.10%	1.09	% (e)
Ratio of net investment income (loss) to average net assets (c)(d)	(1.13	)% (g)	(0.42	)% (g)	1.02%	0.94%	0.91%		0.43%	0.43%
Portfolio turnover rate	303	% (h)	33	% (h)	490%	371%	363%		292%	353%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(f)	Ratio includes 0.02% attributed to interest expense.

(g)	Annualized.

(h)	Not annualized.

(i)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Duration Neutral Bond Fund - Class A
	For the		For the		For the	For the	For the		For the	For the
	Six Months Ended		Period Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	April 30, 2019		October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.27		$10.32		$10.27	$10.13	$10.03		$10.42	$10.00
From Operations:
Net investment income (a)	0.10		0.02		0.09	0.13	0.13		0.13	0.13
Net gain (loss) from securities (both realized and unrealized)	0.12		(0.07)		0.10	0.15	0.10		(0.36)	0.35
Total from operations	0.22		(0.05)		0.19	0.28	0.23		(0.23)	0.48
Distributions to shareholders from:
Net investment income	(0.10)		—		(0.09)	(0.14)	(0.13)		(0.12)	(0.06)
Net realized gains	(0.29)		—		(0.05)	—	—		(0.04)	—
Total distributions	(0.39)		—		(0.14)	(0.14)	(0.13)		(0.16)	(0.06)
Net Asset Value, End of Period/Year	$10.10		$10.27		$10.32	$10.27	$10.13		$10.03	$10.42
Total Return (b)	2.25	% (h)	(0.48	)% (h)	1.92%	2.82%	2.28%		(2.18)%	4.82%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$482		$490		$492	$1,017	$1,371		$1,362	$306
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	1.17	% (g)	1.19	% (g)	1.60%	1.60%	1.61%		1.90%	2.56	% (e)
net of waivers/reimbursement/recapture (c)	1.17	% (g)	1.19	% (g)	1.60%	1.60%	1.68	% (f)	1.90%	2.01	% (e)
Ratio of net investment income to average net assets (c)(d)	1.99	% (g)	1.84	% (g)	0.91%	1.31%	1.26%		1.32%	1.25%
Portfolio turnover rate	66	% (h)	4	% (h)	177%	39%	97%		81%	281%

	Navigator Duration Neutral Bond Fund - Class C
	For the		For the		For the	For the	For the		For the	For the
	Six Months Ended		Period Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	April 30, 2019		October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.15		$10.21		$10.17	$10.05	$9.96		$10.36	$10.00
From Operations:
Net investment income (a)	0.06		0.01		0.02	0.06	0.05		0.06	0.06
Net gain (loss) from securities (both realized and unrealized)	0.13		(0.07)		0.10	0.14	0.11		(0.37)	0.37
Total from operations	0.19		(0.06)		0.12	0.20	0.16		(0.31)	0.43
Distributions to shareholders from:
Net investment income	(0.07)		—		(0.03)	(0.08)	(0.07)		(0.05)	(0.07)
Net realized gains	(0.29)		—		(0.05)	—	—		(0.04)	—
Total distributions	(0.36)		—		(0.08)	(0.08)	(0.07)		(0.09)	(0.07)
Net Asset Value, End of Period/Year	$9.98		$10.15		$10.21	$10.17	$10.05		$9.96	$10.36
Total Return (b)	1.93	% (h)	(0.59	)% (h)	1.21%	1.95%	1.56%		(2.95)%	4.29%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$201		$209		$210	$322	$522		$767	$398
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	1.92	% (g)	1.94	% (g)	2.35%	2.35%	2.39%		2.65%	3.15	% (e)
net of waivers/reimbursement/recapture (c)	1.92	% (g)	1.94	% (g)	2.35%	2.35%	2.45	% (f)	2.65%	2.71	% (e)
Ratio of net investment income to average net assets (c)(d)	1.24	% (g)	1.09	% (g)	0.17%	0.56%	0.46%		0.55%	0.53%
Portfolio turnover rate	66	% (h)	4	% (h)	177%	39%	97%		81%	281%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Ratio includes, 0.11% and 0.06% for the year ended September 30, 2014 attributed to interest expense, for Class A and C, respectively.

(f)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Duration Neutral Bond Fund - Class I
	For the		For the		For the	For the	For the		For the	For the
	Six Months Ended		Period Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	April 30, 2019		October 31, 2018*		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.23		$10.28		$10.23	$10.10	$10.00		$10.39	$10.00
From Operations:
Net investment income (a)	0.11		0.02		0.13	0.16	0.15		0.16	0.12
Net gain (loss) from securities (both realized and unrealized)	0.12		(0.07)		0.09	0.14	0.11		(0.37)	0.38
Total from operations	0.23		(0.05)		0.22	0.30	0.26		(0.21)	0.50
Distributions to shareholders from:
Net investment income	(0.11)		—		(0.12)	(0.17)	(0.16)		(0.14)	(0.11)
Net realized gains	(0.29)		—		(0.05)	—	—		(0.04)	—
Total distributions	(0.40)		—		(0.17)	(0.17)	(0.16)		(0.18)	(0.11)
Net Asset Value, End of Period/Year	$10.06		$10.23		$10.28	$10.23	$10.10		$10.00	$10.39
Total Return (b)	2.39	% (h)	(0.49	)% (h)	2.23%	2.99%	2.55%		(2.03)%	5.03%
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$57,840		$59,068		$59,953	$55,741	$77,470		$72,143	$29,837
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	0.92	% (g)	0.95	% (g)	1.35%	1.35%	1.35%		1.65%	2.21	% (e)
net of waivers/reimbursement/recapture (c)	0.92	% (g)	0.95	% (g)	1.35%	1.35%	1.42	% (f)	1.65%	1.71	% (e)
Ratio of net investment income to average net assets (c)(d)	2.24	% (g)	2.09	% (g)	1.22%	1.55%	1.50%		1.55%	1.16%
Portfolio turnover rate	66	% (h)	4	% (h)	177%	39%	97%		81%	281%

*	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Ratio includes 0.06% for the year ended September 30, 2014 attributed to interest expense for Class I.

(f)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

(g)	Annualized.

(h)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Sentry Managed Volatility Fund - Class A
	For the		For the		For the	For the		For the		For the	For the Period
	Six Months Ended		Period Ended		Year Ended	Year Ended		Year Ended		Year Ended	March 6, 2014* to
	April 30, 2019		October 31, 2018**		September 30, 2018	September 30, 2017		September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$1.58		$1.38		$1.97	$4.16		$6.86		$7.83	$10.00
From Operations:
Net investment loss (a)	(0.01)		(0.00	) (g)	(0.02)	(0.04)		(0.08)		(0.10)	(0.00	) (g)
Net loss from securities (both realized and unrealized)	(0.30)		0.20		(0.57)	(2.15)		(2.62)		(0.87)	(2.17)
Total from operations	(0.31)		0.20		(0.59)	(2.19)		(2.70)		(0.97)	(2.17)
Net Asset Value, End of Period/Year	$1.27		$1.58		$1.38	$1.97		$4.16		$6.86	$7.83
Total Return (b)	(19.62	)% (d)	14.49	% (d)	(29.95)%	(52.64)%		(39.36)%		(12.39)%	(21.70	)% (d)
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$17		$2		$2	$2		$5		$8	$8	(h)
Ratio of expenses to average net assets,
before waiver/reimbursement (e)	2.40	% (c)	1.74	% (c)	2.29%	2.17	% (i)	1.90	% (i)	1.66%	1.65	% (c)
net of waivers/reimbursement (e)	1.50	% (c)	0.99	% (c)	1.50%	1.56	% (i)	1.65	% (i)	1.50%	1.50	% (c)
Ratio of net investment loss to average net assets (e)(f)	(0.78	)% (c)	(1.19	)% (c)	(1.03)%	(1.16)%		(1.57)%		(1.50)%	(1.50	)% (c)
Portfolio turnover rate	0	% (d)	0	% (d)	0%	0%		3,321%		84,387%	148	% (d)

	Navigator Sentry Managed Volatility Fund - Class C
	For the		For the		For the		For the		For the		For the	For the Period
	Six Months Ended		Period Ended		Year Ended		Year Ended		Year Ended		Year Ended	March 6, 2014* to
	April 30, 2019		October 31, 2018**		September 30, 2018		September 30, 2017		September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$1.60		$1.40		$1.98		$4.19		$6.87		$7.83	$10.00
From Operations:
Net investment loss (a)	(0.00)		(0.00	) (g)	(0.00	) (g)	—		—		—	(0.00	) (g)
Net loss from securities (both realized and unrealized)	(0.31)		0.20		(0.58)		(2.21)		(2.68)		(0.96)	(2.17)
Total from operations	(0.31)		0.20		(0.58)		(2.21)		(2.68)		(0.96)	(2.17)
Net Asset Value, End of Period/Year	$1.29		$1.60		$1.40		$1.98		$4.19		$6.87	$7.83
Total Return (b)	(19.37	)% (d)	14.29	% (d)	(29.29)%		(52.74)%		(39.01)%		(12.26)%	(21.70	)% (d)
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$1	(h)	$2	(h)	$1	(h)	$2	(h)	$4	(h)	$7 (h)	$8	(h)
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	3.15	% (c)	2.99	% (c)	3.04	% (j)	2.92	% (i)	2.65	% (i)	2.41%	2.40	% (c)
net of waivers/reimbursement (e)	2.25	% (c)	2.25	% (c)	2.25	% (j)	2.31	% (i)	2.40	% (i)	2.25%	2.25	% (c)
Ratio of net investment loss to average net assets (e)(f)	(2.25	)% (c)	(2.25	)% (c)	(2.25)%		(2.25)%		(2.32)%		(2.25)%	(2.25	)% (c)
Portfolio turnover rate	0	% (d)	0	% (d)	0%		0%		3,321%		84,387%	148	% (d)

*	Commencement of operations.

**	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Amount is actual; not presented in thousands.

(i)	Ratio includes 0.15% and 0.06%, respectively, for the years ended September 30, 2016 and 2017 attributed to interest expense.

(j)	Ratio includes less than 0.01% of the interest expense.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Sentry Managed Volatility Fund - Class I
	For the		For the		For the	For the		For the		For the	For the Period
	Six Months Ended		Period Ended		Year Ended	Year Ended		Year Ended		Year Ended	March 6, 2014* to
	April 30, 2019		October 31, 2018**		September 30, 2018	September 30, 2017		September 30, 2016		September 30, 2015	September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$1.60		$1.40		$1.98	$4.19		$6.87		$7.83	$10.00
From Operations:
Net investment loss (a)	(0.01)		(0.00	) (h)	(0.01)	(0.03)		(0.07)		(0.09)	(0.06)
Net gain (loss) from securities (both realized and unrealized)	(0.30)		0.20		(0.57)	(2.18)		(2.61)		(0.87)	(2.11)
Total from operations	(0.31)		0.20		(0.58)	(2.21)		(2.68)		(0.96)	(2.17)
Net Asset Value, End of Period/Year	$1.29		$1.60		$1.40	$1.98		$4.19		$6.87	$7.83
Total Return (b)	(19.37	)% (d)	14.29	% (d)	(29.29)%	(52.74)%		(39.01)%		(12.26)%	(21.70	)% (d)
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$10,841		$14,732		$13,141	$12,282		$20,857		$37,584	$48,469
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	2.15	% (c)	1.99	% (c)	2.04%	1.96	% (g)	1.65	% (g)	1.41%	1.40	% (c)
net of waivers/reimbursement (e)	1.25	% (c)	1.25	% (c)	1.25%	1.31	% (g)	1.40	% (g)	1.25%	1.25	% (c)
Ratio of net investment loss to average net assets (e)(f)	(0.75	)% (c)	(1.06	)% (c)	(0.80)%	(0.95)%		(1.32)%		(1.25)%	(1.22	)% (c)
Portfolio turnover rate	0	% (d)	0	% (d)	0%	0%		3,321%		84,387%	148	% (d)

*	Commencement of operations.

**	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Ratio includes 0.15% and 0.06%, respectively, for the years ended September 30, 2016 and 2017 attributed to interest expense.

(h)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Tactical Fixed Income Fund - Class A
	For the		For the		For the	For the	For the		For the		For the Period
	Six Months Ended		Period Ended		Year Ended	Year Ended	Year Ended		Year Ended		March 27, 2014* to
	April 30, 2019		October 31, 2018**		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.06		$10.20		$10.52	$10.42	$9.55		$9.79		$10.00
From Operations:
Net investment income (a)	0.12		0.02		0.11	0.06	0.22		0.18		0.20
Net gain (loss) from securities (both realized and unrealized)	0.27		(0.16)		0.18	0.65	0.95		(0.23)		(0.24)
Total from operations	0.39		(0.14)		0.29	0.71	1.17		(0.05)		(0.04)
Distributions to shareholders from:
Net investment income	(0.12)		—		(0.43)	(0.35)	(0.30)		(0.19)		(0.17)
Net realized gains	(0.01)		—		(0.18)	(0.26)	—		(0.00	) (g)	—
Total distributions	(0.13)		—		(0.61)	(0.61)	(0.30)		(0.19)		(0.17)
Net Asset Value, End of Period/Year	$10.32		$10.06		$10.20	$10.52	$10.42		$9.55		$9.79
Total Return (b)	3.95	% (d)	(1.37	)% (d)	2.82%	7.06%	12.38%		(0.54)%		(0.40	)% (d)
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$46,679		$33,079		$35,743	$38,935	$32,937		$26,529		$7,652
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.23	% (c)	1.21	% (c)	1.25%	1.28%	1.31%		1.31%		1.54	% (c)
net of waivers/reimbursement (e)	1.22	% (c)	1.20	% (c)	1.24%	1.24%	1.22	% (h)	1.21%		1.48	% (c)
Ratio of net investment income to average net assets (e)(f)	2.30	% (c)	2.05	% (c)	1.08%	0.69%	2.24%		1.82%		3.90	% (c)
Portfolio turnover rate	44	% (d)	15	% (d)	148%	278%	302%		402%		7	% (d)

	Navigator Tactical Fixed Income Fund - Class C
	For the		For the		For the	For the	For the		For the		For the Period
	Six Months Ended		Period Ended		Year Ended	Year Ended	Year Ended		Year Ended		March 27, 2014* to
	April 30, 2019		October 31, 2018**		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.09		$10.24		$10.53	$10.43	$9.56		$9.78		$10.00
From Operations:
Net investment income (loss) (a)	0.08		0.01		0.03	(0.01)	0.15		0.10		0.16
Net gain (loss) from securities (both realized and unrealized)	0.28		(0.16)		0.18	0.65	0.95		(0.23)		(0.23)
Total from operations	0.36		(0.15)		0.21	0.64	1.10		(0.13)		(0.07)
Distributions to shareholders from:
Net investment income	(0.09)		—		(0.32)	(0.28)	(0.23)		(0.09)		(0.15)
Net realized gains	(0.01)		—		(0.18)	(0.26)	—		(0.00	) (g)	—
Total distributions	(0.10)		—		(0.50)	(0.54)	(0.23)		(0.09)		(0.15)
Net Asset Value, End of Period/Year	$10.35		$10.09		$10.24	$10.53	$10.43		$9.56		$9.78
Total Return (b)	3.54	% (d)	(1.46	)% (d)	2.06%	6.30%	11.60%		(1.28)%		(0.71	)% (d)
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$12,549		$11,083		$11,002	$9,155	$6,016		$2,983		$1,236
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	1.98	% (c)	1.96	% (c)	2.00%	2.03%	2.06%		2.06%		3.37	% (c)
net of waivers/reimbursement (e)	1.97	% (c)	1.96	% (c)	1.99%	1.99%	1.97	% (h)	1.96%		2.23	% (c)
Ratio of net investment income (loss) to average net assets (e)(f)	1.58	% (c)	1.27	% (c)	0.33%	(0.09)%	1.51%		1.04%		3.07	% (c)
Portfolio turnover rate	44	% (d)	15	% (d)	148%	278%	302%		402%		7	% (d)

*	Commencement of operations.

**	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Navigator Tactical Fixed Income Fund - Class I
	For the		For the		For the	For the	For the		For the		For the Period
	Six Months Ended		Period Ended		Year Ended	Year Ended	Year Ended		Year Ended		March 27, 2014* to
	April 30, 2019		October 31, 2018**		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$10.06		$10.19		$10.54	$10.43	$9.56		$9.81		$10.00
From Operations:
Net investment income (a)	0.13		0.02		0.15	0.09	0.25		0.19		0.21
Net gain (loss) from securities (both realized and unrealized)	0.27		(0.15)		0.16	0.66	0.94		(0.22)		(0.22)
Total from operations	0.40		(0.13)		0.31	0.75	1.19		(0.03)		(0.01)
Distributions to shareholders from:
Net investment income	(0.14)		—		(0.48)	(0.38)	(0.32)		(0.22)		(0.18)
Net realized gains	(0.01)		—		(0.18)	(0.26)	—		(0.00	) (g)	—
Total distributions	(0.15)		—		(0.66)	(0.64)	(0.32)		(0.22)		(0.18)
Net Asset Value, End of Period/Year	$10.31		$10.06		$10.19	$10.54	$10.43		$9.56		$9.81
Total Return (b)	4.08	% (d)	(1.28	)% (d)	3.01%	7.42%	12.63%		(0.33)%		(0.15	)% (d)
Ratios/Supplemental Data
Net assets, end of period/year (in 000’s)	$4,248,389		$3,559,071		$3,514,175	$829,872	$408,942		$277,788		$126,571
Ratio of expenses to average net assets,
before waivers/reimbursement (e)	0.98	% (c)	0.96	% (c)	1.00%	1.04%	0.97%		1.06%		1.11	% (c)
net of waivers/reimbursement (e)	0.97	% (c)	0.96	% (c)	0.99%	0.99%	1.06	% (h)	0.96%		1.11	% (c)
Ratio of net investment income to average net assets (e)(f)	2.57	% (c)	2.09	% (c)	1.44%	0.86%	2.49%		1.93%		4.01	% (c)
Portfolio turnover rate	44	% (d)	15	% (d)	148%	278%	302%		402%		7	% (d)

*	Commencement of operations.

**	For the period October 1, 2018 to October 31, 2018.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(g)	Per share amount represents less than $0.01 per share.

(h)	Represents the ratio of expenses to average net assets inclusive of advisor’s recapture of waived/reimbursed fees from prior periods.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
FINANCIAL HIGHLIGHTS (Unaudited)

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Navigator Ultra Short Bond Fund - Class A
	For the Period* Ended April 30, 2019

Net Asset Value, Beginning of Period	$10.00
From Operations:
Net investment income (a)	0.04
Net gain from securities (both realized and unrealized)	0.00	(g)
Total from operations	0.04
Net Asset Value, End of Period	$10.04
Total Return (b)	0.40	% (f)
Ratios/Supplemental Data
Net assets, end of period	100
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	0.00	% (e)
net of waivers/reimbursement/recapture (c)	0.00	% (e)
Ratio of net investment income to average net assets (c)(d)	0.00	% (e)
Portfolio turnover rate	1	% (f)

	Navigator Ultra Short Bond Fund - Class I
	For the Period* Ended April 30, 2019
Net Asset Value, Beginning of Period	$10.00
From Operations:
Net investment income (a)	0.03
Net gain from securities (both realized and unrealized)	0.00	(g)
Total from operations	0.03
Net Asset Value, End of Period	$10.03
Total Return (b)	0.30	% (f)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$108,796
Ratio of expenses to average net assets,
before waivers/reimbursement/recapture (c)	0.70	% (e)
net of waivers/reimbursement/recapture (c)	0.55	% (e)
Ratio of net investment income to average net assets (c)(d)	2.40	% (e)
Portfolio turnover rate	1	% (f)

*	Inception date of Class A and Class I shares is March 21, 2019. Start of performance is March 25, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude any sales charges (loads).

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

(g)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2019

1.	ORGANIZATION

Navigator Equity Hedged Fund (“Equity Fund”), Navigator Duration Neutral Bond Fund (“Bond Fund”), Navigator Sentry Managed Volatility Fund (“Sentry Fund”), Navigator Tactical Fixed Income Fund (“Tactical Fund”) and Navigator Ultra Short Bond Fund (“Ultra Fund”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005 (the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund are each a “Fund” and collectively the “Funds”). Each Fund is a non-diversified series of the Trust, except the Equity Fund and Ultra Fund, which are diversified series. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund offers three classes of shares designated as Class A, Class C and Class I except the Ultra Fund which offers only Class A and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.50%, 3.75%, 3.75%, 3.75% and 3.75% for the Equity Fund, Bond Fund, Sentry Fund, Tactical Fund and Ultra Fund, respectively. Class C and Class I shares are offered at NAV. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The primary investment objective of the Equity Fund, which commenced operations on December 28, 2010, is long-term capital appreciation. The primary investment objective of the Bond Fund, which commenced operations on September 23, 2013, is to maximize total return, which is comprised of income and capital appreciation, while hedging interest rate exposure. The primary investment objective of the Sentry Fund, which commenced operations on March 6, 2014, is to seek negative correlation to the U.S. equity markets, including positive returns in unfavorable equity markets. The primary investment objective of the Tactical Fund, which commenced operations on March 27, 2014, is to seek total return with a secondary goal of current income. The primary investment objective of the Ultra Fund, which commenced operations on March 21, 2019, is current income consistent with the preservation of capital.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

open-end investment companies are valued at NAV. Swaps are valued through an independent pricing service or at fair value based upon the daily price reporting based on the underlying index or asset.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2019 for the Funds’ assets and liabilities measured at fair value:

Equity Fund

Assets**	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,335,424	$—	$—	$35,335,424
Mutual Fund	2,741,361	—	—	2,741,361
Short-Term Investments	1,337,400	—	—	1,337,400
Collateral For Securities Loaned	3,493,151	—		3,493,151
Total	$42,907,336	$—	$—	$42,907,336

Bond Fund

Assets**	Level 1	Level 2	Level 3	Total
Closed-End Funds	$5,568,307	$—	$—	$5,568,307
Municipal Bonds & Notes	—	45,009,659	—	45,009,659
Options Purchased		44,141		44,141
Short-Term Investments	8,951,194	—	—	8,951,194
Collateral For Securities Loaned	141,450	—		141,450
Total	$14,660,951	$45,053,800	$—	$59,714,751

Liabilities
Futures Contracts*	$236,218	$—	$—	$236,218
Total	$236,218	$—	$—	$236,218

Sentry Fund

Assets**	Level 1	Level 2	Level 3	Total
Call Options Purchased	$—	$178,000	$—	$178,000
Put Options Purchased	—	1,648,500	—	1,648,500
Short-Term Investments	10,109,846	—	—	10,109,846
Total	$10,109,846	$1,826,500	$—	$11,936,346

Liabilities
Call Options Written	$—	$496,000	$—	$496,000
Put Options Written	—	714,000	—	714,000
Total	$—	$1,210,000	$—	$1,210,000

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Tactical Fund

Assets**	Level 1	Level 2	Level 3	Total
Closed-End Fund	$3,822,812	$—	$—	$3,822,812
Exchange Traded Funds	136,166,643	—	—	136,166,643
Mutual Funds	145,502,090	—	—	145,502,090
Agency Bonds	—	9,989,542	—	9,989,542
Corporate Bonds	—	3,185,665,698	—	3,185,665,698
Convertible Bonds	—	29,858,661	—	29,858,661
Municipal Bonds & Notes	—	84,768,289	—	84,768,289
U.S. Treasury Bills		99,486,770	—	99,486,770
Short-Term Investments	421,107,273	55,075,145	—	476,182,418
Collateral for Securities Loaned	50,516,099	—	—	50,516,099
Futures Contracts*	3,625,828	—	—	3,625,828
Open Swap Contracts^	74,148,754	—	—	74,148,754
Total	$834,889,499	$3,464,844,105	$—	$4,299,733,604

Ultra Fund

Assets**	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$104,113,675	$—	$104,113,675
Convertible Bonds	—	2,976,370		2,976,370
Municipal Bonds & Notes	—	1,023,850	—	1,023,850
Short-Term Investments	244,066	—	—	244,066
Total	$244,066	$108,113,895	$—	$108,357,961

The Funds did not hold any Level 3 securities during the period.

*	Includes cumulative unrealized gain (loss) on futures contracts open at April 30, 2019.

**	Refer to the Portfolio of Investments for industry, geographic, or other classifications.

^	The amounts shown for swaps are unrealized appreciation/depreciation.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying funds that are open-end investment companies are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the highest cost method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss which could potentially be unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise, and equities which are subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two- party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Futures – The Bond Fund and Tactical Fund are subject to interest rate risk in the normal course of pursuing their investment objectives. To help manage interest rate risk, the Bond Fund and Tactical Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Bond Fund and Tactical Fund are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposits with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Periodically, the Bond Fund and Tactical Fund will receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Bond Fund and Tactical Fund recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Bond Fund and Tactical Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Bond Fund and Tactical Fund’s Portfolios of Investments.

Option Transactions – The Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes put and call options, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios or to gain inverse exposure to market index. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. Call options are purchased to allow the Funds to enter a futures contract or purchase an exchange- traded note at a specified price. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security, index, or future rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security, index, or future in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2019 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets and Liabilities – ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Funds typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by counterparty, the return of collateral with market value in excess of the Funds net liability, held by the defaulting party, may be delayed or denied.

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative. The following tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2019.

Equity Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial
	of Recognized	Assets &	Assets &	Instruments	Collateral
Description	Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Securities lending	$3,493,151	$—	$3,493,151	$—	$(3,493,151)	$—

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Bond Fund:

Gross Amounts Not Offset in the Statement
Assets:				of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Assets	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Securities lending	$141,450	$—	$141,450	$—	$(141,450)	$—

Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial
	of Recognized	Assets &	Assets &	Instruments	Collateral
Description	Liabilities	Liabilities	Liabilities	Pledged	Pledged/(Received)	Net Amount
Futures contracts	$(236,218)	$—	$(236,218)	$—	$1,705,223	$1,469,005

The effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2019.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Options/Interest rate risk	Investments in Securities at Value	$44,141		$—
Futures contracts/Interest rate risk		-	Unrealized Depreciation on Futures	236,218
Total		$44,141		$236,218

The effect of Derivative Instruments on the Statement of Operations for the six month period ended April 30, 2019.

			Change in
			Unrealized
Contract Type/	Location of Gain or (Loss) On	Realized Gain (Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives
Futures contracts/Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	$(787,774)	$(1,305,597)
Options/Interest rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(227,346)	(54,079)
Total		$(1,015,120)	$(1,359,676)

Sentry Fund:

Gross Amounts Not Offset in the Statement
Liabilities:				of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in
	Gross Amounts	Statement of	the Statement	Financial
	of Recognized	Assets &	of Assets &	Instruments	Collateral
Description	Liabilities	Liabilities	Liabilities	Pledged	Pledged/(Received) (1)	Net Amount
Options contracts written	$1,210,000	$—	$1,210,000	$—	$1,210,000	$—
Total	$1,210,000	$—	$1,210,000	$—	$1,210,000	$—

(1)	The amount is limited to the net derivative balance and accordingly does not include excess collateral pledged. Included with deposit with broker on the Statement of Assets and Liabilities.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

The effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2019.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Options/Volatility and Equity price risk	Investments in Securities at Value	$1,826,500	Options Contracts Written at Value	$1,210,000

		$1,826,500		$1,210,000

The effect of Derivative Instruments on the Statement of Operations for the six month period ended April 30, 2019.

			Change in Unrealized
			Appreciation
Contract Type/Primary Risk		Realized Gain (Loss) on	/(Depreciation) on
Exposure	Location of Gain or (Loss) on Derivatives	Derivatives	Derivatives
Options/Volatility risk and Equity price risk	Net realized gain (loss) on options purchased/Net change unrealized appreciation/(depreciation on options purchased	$(15,045,514)	$(919,697)

Options/Volatility risk and Equity price risk	Net realized gain (loss) on options written / Net change unrealized appreciation/(depreciation on options written	13,717,509	707,322

Total		$(1,328,005)	$(212,375)

Tactical Fund:

				Gross Amounts Not Offset in the Statement
Assets:				of Assets & Liabilities
		Gross
		Amounts
		Offset in the	Net Amounts
		Statement of	Presented in the	Financial
	Gross Amounts of	Assets &	Statement of Assets	Instruments	Collateral
Description	Recognized Assets	Liabilities	& Liabilities	Pledged	Pledged/(Received)(1)	Net Amount
Securities Lending	$50,516,099	$—	$50,516,099	$—	$(50,516,099)	$—
Futures Contracts	3,625,828	—	3,625,828	—	—	3,625,828
Swap Contracts	74,148,754	—	74,148,754	—	—	74,148,754
Total	$128,290,681	$—	$128,290,681	$—	$(50,516,099)	$77,774,582

The effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2019.

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Value	Balance Sheet Location	Value
Futures contracts/Interest rate risk	Unrealized Appreciation on Futures Contracts	$3,625,828		$—
Credit default swaps/Credit risk	Unrealized Appreciation on Swap Contracts	65,590,798		—
Total return swaps/Interest rate risk	Unrealized Appreciation on Swap Contracts	8,557,956		—

		$77,774,582		$—

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

The effect of Derivative Instruments on the Statement of Operations for the six month period ended April 30, 2019.

Contract Type/	Location of Gain or (Loss) On	Realized Gain (Loss)	Appreciation (Depreciation)
Primary Risk Exposure	Derivatives	on Derivatives	on Derivatives

Credit default swaps/Credit risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	$(15,671,255)	$86,293,342

Total return swaps/interest rate risk	Net realized gain (loss) on swaps contracts/Net change in unrealized appreciation (depreciation) on swaps contracts	(21,037,169)	15,850,599

Futures contracts /Interest rate risk	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	(2,125,779)	3,618,791

Options/Interest rate risk	Net realized gain (loss) on options purchased/Net change in unrealized appreciation (depreciation) on options purchased	(691,622)	33,217

Options/Volatility risk and Equity price risk	Net realized gain (loss) on options written/ Net change unrealized appreciation/(depreciation) on options written	280,000	—
Total		$(39,245,825)	$105,795,949

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2016 to October 31, 2018, or expected to be taken in the Funds’ September 30 and October 31, 2019 year end tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Dividends from investment income are declared and paid annually for the Equity Fund and Sentry Fund and declared and paid quarterly for the Bond Fund, Tactical Fund and Ultra Fund, and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Clark Capital Management Group, Inc. serves as the Funds’ investment advisor (the “Advisor”).

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Pursuant to the investment advisory agreement (the “Advisory Agreement”) with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated daily and paid monthly at an annual rate of 0.75% of the average daily net assets of the Equity Fund, 0.55% of the average daily net assets of the Bond Fund (previously 1.00% through October 1, 2018), 0.85% of the average daily net assets of the Sentry Fund and Tactical Fund and 0.30% of the average daily net assets of the Ultra Fund. For the six month or period ended April 30, 2019, the Advisor earned advisory fees of $138,897, $165,179, $59,786, $16,234,083 and $28,054 for the Equity Fund, Bond Fund, Sentry Fund, Tactical Fund and Ultra Fund, respectively.

Pursuant to an exemptive order, the Equity Fund invested a portion of its assets in the Sentry Fund and the Tactical Fund invested a portion of its assets in the Bond Fund and Ultra Fund. The Advisor has agreed to waive its advisory fee on the portion of the Equity Fund’s assets that are invested in the Sentry Fund and the Tactical Fund’s assets that are invested in the Bond Fund and Ultra Fund. For the six month period ended April 30, 2019, the Equity Fund and Tactical Fund waived $6,307 and $197,065, respectively, in advisory fees pursuant to this agreement.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) at least until the expiration dates specified below and will not exceed the following levels of the average daily net assets attributable to each class of shares:

				Experation
Fund	Class A	Class C	Class I	Date
Equity Fund	1.35%	2.10%	1.10%	1/31/2020
Bond Fund	1.60%	2.35%	1.35%	1/31/2020
Sentry Fund	1.50%	2.25%	1.25%	1/31/2020
Tactical Fund	—	—	—
Ultra Fund	0.80%	—	0.55%	2/29/2020

Waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation amounts listed above, within three years of when the amounts were waived. During the six month or period ended April 30, 2019 the Advisor waived $48,534, $63,047 and $14,136 in fees from the Equity Fund, Sentry Fund and Ultra Fund, respectively, pursuant to its contractual agreement.

The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	September 30, 2019	September 30, 2020	September 30, 2021	October 31, 2021	Total
Equity Fund	$34,080	$71,320	$76,204	$8,250	$189,854
Bond Fund	—	2,861	30	—	2,891
Sentry Fund	66,151	113,645	113,601	9,750	303,147

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) for Class A and Class C shares, respectively, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six month or period ended April 30, 2019, the Equity Fund incurred distribution fees of $922 and $1,927 for Class A shares and Class C shares, respectively, the Bond Fund incurred distribution fees of $598 and $1,018

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

for Class A shares and Class C shares, respectively and the Sentry Fund incurred distribution fees of $16 for Class A shares and the Tactical Fund incurred distribution fees of $48,891 and $57,534 for Class A shares and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six month or period ended April 30, 2019, the Distributor received $19,681 in underwriting commissions for sales of Class A shares, of which $3,417 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six month or period ended April 30, 2019, amounted to $109,492,744 and $108,160,432, respectively, for the Equity Fund, $33,409,199 and $35,308,354, respectively, for the Bond Fund, $0 and $0, respectively, for the Sentry Fund, $2,667,951,937 and $1,300,972,691, respectively, for the Tactical Fund and $86,369,521 and $975,078, respectively, for the Ultra Fund. The cost of purchases and the proceeds from the sale of U.S. Government securities for the six month period ended April 30, 2019 for the Tactical Fund were $259,865,701 and $805,271,069, respectively.

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at April 30, 2019, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Equity Hedged Fund	$42,592,636	$2,437,629	$(2,122,929)	$314,700
Duration Neutral Bond Fund	58,577,465	1,222,694	(85,408)	1,137,286
Sentry Managed Volatility Fund	10,938,720	316,921	(529,295)	(212,374)
Tactical Fixed Income Fund	4,319,590,884	45,000,224	(142,632,086)	(97,631,862)
Ultra Short Bond Fund	108,292,982	80,240	(15,261)	64,979

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

There were no distributions paid for the one month period ended October 31, 2018 for any of the Funds.

The tax character of distributions paid during the years ended September 30, 2018 and September 30, 2017 were as follows:

For the year ended September 30, 2018:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Tax Exempt Income	Total
Equity Hedged Fund	$5,951,460	$151,860	$—	$—	$6,103,320
Duration Neutral Bond Fund	106,416	294,674	—	600,596	1,001,686
Sentry Managed Volatility Fund	—	—	—	—	—
Tactical Fixed Income Fund	111,854,808	—	—	—	111,854,808

For the year ended September 30, 2017:

	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gains	Tax Exempt Income	Total
Equity Hedged Fund	$395,303	$—	$—	$—	$395,303
Duration Neutral Bond Fund	36,642	906,437	—	—	943,079
Sentry Managed Volatility Fund	—	—	—	—	—
Tactical Fixed Income Fund	33,031,211	—	6,253,463	—	39,284,674

As of October 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Navigator Equity Hedged Fund	$105,470	$—	$—	$(1,606,062)	$—	$(2,694,349)	$(4,194,941)
Navigator Duration Neutral Bond Fund	659,198	962,124	—	—	—	(1,240,755)	380,567
Navigator Sentry Managed Volatility Fund	—	—	—	(43,281,459)	—	(1,837)	(43,283,296)
Navigator Tactical Fixed Income Fund	7,758,721	2,127,778	—	(5,808,545)	—	(39,266,839)	(35,188,885)

The difference between book basis and tax basis undistributed net investment income, unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for perpetual bonds, and the mark-to-market treatment of open futures and options.

At October 31, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows

	Non-Expiring
	Short-Term	Long-Term	Total

Equity Hedged Fund	$—	$1,606,062	$1,606,062
Sentry Managed Volatility Fund	25,055,384	18,226,075	43,281,459
Tactical Fixed Income Fund	5,073,444	735,101	5,808,545

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the one month period ended October 31, 2018 as follows:

	Paid	Total
	In	Distributable
	Capital	Earnings (Losses)

Navigator Equity Hedged Fund	$(15,329)	$15,329
Navigator Duration Neutral Bond Fund	—	—
Navigator Sentry Managed Volatility Fund	(117,223)	117,223
NLFT - Navigator Tactical Fixed Income Fund	$(2,106,779)	$2,106,779

7.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Portfolios of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return them. The Funds’ cash collateral received in securities lending transactions is invested in the Morgan Stanley Institutional Liquidity Funds Government Portfolio, as presented below.

Securities Lending Transactions
Overnight and Continuous
Equity Fund
Morgan Stanley Institutional Liquidity Funds-Government Portfolio	$3,493,151

Bond Fund
Morgan Stanley Institutional Liquidity Funds-Government Portfolio	$141,450

Tactical Fund
Morgan Stanley Institutional Liquidity Funds-Government Portfolio	$50,516,099

8.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or are affiliated through common management. Companies which are affiliates of the Equity Fund and Tactical Fund as of April 30, 2019 are noted in each Fund’s Portfolio of Investments. Transactions during the six months ended April 30, 2019 with affiliated companies were as follows:

Equity Fund

					Change in
Affiliated	Value - Beginning		Sales	Realized Gain /	Unrealized Gain /	Dividend	Value - End of	Ending
Holding	of Period	Purchases	Proceeds	(Loss)	(Loss)	Income	Period	Shares
Sentry Fund	$2,390,538	$996,996	$—	$—	$(646,173)	$—	$2,741,361	2,125,086

Tactical Fund

					Change in
Affiliated	Value - Beginning			Realized Gain /	Unrealized Gain /	Dividend	Value - End of	Ending
Holding	of Period	Purchases	Sales Proceeds	(Loss)	(Loss)	Income	Period	Shares
Bond Fund	$35,836,083	$1,435,920	$—	$—	$(578,396)	$1,435,921	$36,693,607	3,647,476
Ultra Fund	—	108,500,000	—	—	308,483	—	108,808,483	10,848,303

Navigator Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2019

9.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the 1940 Act. As of April 30, 2019, Pershing LLC, accounts holding shares for the benefit of others, held approximately 49.6%, 86.8%, 91.6% and 25.4% of the Equity Fund, Bond Fund, Sentry Fund and Tactical Fund, respectively of the voting securities of the Fund. As of April 30, 2019, National Financial Services LLC, accounts holding shares for the benefit of others, held approximately 25.3% and 57.7% of the Equity Fund and Tactical Fund, respectively of the voting securities of the Fund. As of April 30, 2019, Mac & Co. held approximately 100% of the Ultra Fund.

10.	NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted effective with these financial statements.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Navigator Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2019

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning November 1, 2018 and held through April 30, 2018.

Actual Expenses: The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	11/1/18	4/30/19	Period*	4/30/19	Period*
Navigator Equity Hedged Fund	1.32%	$1,000.00	$1,027.50	$6.64	$1,018.25	$6.61
Navigator Duration Neutral Bond Fund	1.17%	$1,000.00	$1,022.50	$5.87	$1,018.99	$5.86
Navigator Sentry Managed Volatility Fund	1.50%	$1,000.00	$803.80	$6.71	$1,017.35	$7.51
Navigator Tactical Fixed Income Fund	1.22%	$1,000.00	$1,039.50	$6.19	$1,018.72	$6.13
Navigator Ultra Short Bond Fund	0.00%	$1,000.00	$1,004.00	$0.00**	$1,024.79	$0.00

Class C
Navigator Equity Hedged Fund	2.07%	$1,000.00	$1,024.50	$10.39	$1,014.53	$10.34
Navigator Duration Neutral Bond Fund	1.92%	$1,000.00	$1,019.30	$9.61	$1,015.27	$9.59
Navigator Sentry Managed Volatility Fund	2.25%	$1,000.00	$806.30	$10.08	$1,013.64	$11.23
Navigator Tactical Fixed Income Fund	1.97%	$1,000.00	$1,035.40	$9.96	$1,015.01	$9.86

Class I
Navigator Equity Hedged Fund	1.07%	$1,000.00	$1,029.70	$5.38	$1,019.49	$5.36
Navigator Duration Neutral Bond Fund	0.92%	$1,000.00	$1,023.90	$4.61	$1,020.24	$4.61
Navigator Sentry Managed Volatility Fund	1.25%	$1,000.00	$806.30	$5.60	$1,018.60	$6.26
Navigator Tactical Fixed Income Fund	0.97%	$1,000.00	$1,040.80	$4.88	$1,020.01	$4.84
Navigator Ultra Short Bond Fund	0.55%	$1,000.00	$1,003.00	$0.56**	$1,022.07	$2.76

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2019 (181) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended April 30, 2019 (37) divided by the number of days in the fiscal year (365).

Navigator Funds
ADVISORY AGREEMENTS (Unaudited)
April 30, 2019

Navigator Equity Hedged Fund, Navigator Duration Neutral Bond Fund, Navigator Sentry Managed Volatility Fund, Navigator Tactical Fixed Income Fund (Adviser – Clark Capital Management Group, Inc.) *

In connection with the regular meeting held on June 26-27, 2018 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“Clark Capital” or “Adviser”) and the Trust, with respect to the Navigator Equity Hedged Fund, Navigator Duration Neutral Bond Fund, Navigator Sentry Managed Volatility Fund, Navigator Tactical Fixed Income Fund (referred to as Navigator Equity, Navigator Duration, Navigator Sentry & Navigator Tactical). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Trustees noted that Clark Capital was founded in 1986 as an independent advisory firm, managed approximately $11.77 billion in assets, provided investment strategies across multiple asset classes and partnered with financial advisers to create portfolios customized to their clients’ financial goals. They reviewed the experience of the key investment personnel, considering their education and noted a veteran investment team with varied financial industry experience. They discussed the adviser’s investment process, noting that it involved the ongoing research of various securities and technical and credit analysis. They discussed the adviser’s risk management process and the adviser’s process for monitoring compliance with the Funds’ investment limitations. They noted that the adviser selected brokers based on a number of qualitative and quantitative factors, and that the adviser’s best execution committee met periodically to review brokers. They further noted that the adviser had reported no material compliance or litigation issues since the Trustees previously considered its advisory contract. The Trustees acknowledged that the adviser had a well-organized corporate infrastructure with access to resources and qualified staff to support the investment team and overall operation. The Trustees concluded that the adviser should continue to provide high quality service to each Navigator Fund and its shareholders.

Performance.

Navigator Duration. The Trustees noted the Fund’s objective and Morningstar category. They observed that the Fund slightly outperformed its Broardridge selected peer group median

Navigator Funds
ADVISORY AGREEMENTS (Unaudited) (Continued)
April 30, 2019

over the 3-year period while performing equal to it over the 1-year period. They further observed that the Fund underperformed its benchmark and Morningstar category median over the 1-year, 3-year, and since inception periods, while also underperforming its peer group median since inception. The Trustees acknowledged that the Fund’s benchmark was an imperfect comparison because the benchmark itself was not hedged against interest rate moves unlike the Fund’s portfolio. They reasoned that it appeared that the Fund was being managed consistent with its prospectus mandate and considering this and other performance attributes, performance was deemed acceptable.

Navigator Equity. The Trustees discussed the Fund’s objective, Morningstar category and the methodology used by the adviser to manage the Fund. They discussed the hedging technique the adviser applied to the Fund. They observed that over the 1-year period the Fund outperformed its Morningstar category median and Broadridge selected peer group median while underperforming its benchmark. The Trustees noted that recent returns indicated that the Fund experienced improved performance over prior periods, while earlier performance caused the Fund to lag behind each of its comparable metrics over the 3- year, 5-year, and since inception periods. The Trustees concluded that the adviser appeared to be managing the Fund in line with its prospectus, had shown improved performance, and that the adviser’s strategy for the Fund, which exhibited close attention to volatility, should benefit investors if equity markets experience any significant downturns.

Navigator Sentry. The Trustees discussed the Fund’s objective and methodology and types of investments used by the adviser to manage the Fund. They noted that the Fund underperformed its benchmark, Morningstar category median, and Broadridge selected peer group median over the 1-year period. They observed that the Fund had outperformed its benchmark over the 3- year and since inception periods, while underperforming its Morningstar category and peer group medians over the same periods. They reasoned that although it appeared the adviser was following its strategy, it was difficult to evaluate whether the Fund could bring value to shareholders unless faced with a significant and persistent downward move in the equity markets. The Trustees discussed that during February 2018, when equity volatility rose dramatically in the market, the Fund performed as expected and provided appropriate protection for shareholders. They concluded that the adviser had managed the Fund in a manner consistent with its objective, and that the Trustees should allow additional time for the strategy to reveal long term benefits to shareholders.

Navigator Tactical. The Trustees noted the Fund’s Morningstar category and objective, as well as the strategy and investment types the adviser used to manage the Fund. They discussed that over the 1-year period, the Fund had underperformed its benchmark, its Broadridge selected peer group median and its Morningstar category median. The Trustees noted that over the 3-year and since inception periods, the Fund outperformed all comparable metrics. They further noted that the Fund maintained a 5-star rating from Morningstar. They noted that the Fund’s monthly upside and downside capture exhibited a focus on downside protection based on a tactical strategy. Based on these demonstrated results, the Trustees concluded that performance was acceptable.

Fees and Expenses.

Navigator Duration. The Trustees reviewed the advisory fee of 1.00%, noting that the fee was slightly above its Broadridge selected peer group average, higher than the Morningstar

Navigator Funds
ADVISORY AGREEMENTS (Unaudited) (Continued)
April 30, 2019

category average and median, but equal to the peer group median and well within the range of both comparison groups. The Trustees discussed the Fund’s net expense ratio and noted that it was higher than its Morningstar category median and average, slightly higher than its peer group median and lower than its peer group average. After discussion, the Trustees concluded the fee was not unreasonable.

Navigator Equity. The Trustees noted the Fund’s advisory fee of 0.75% was significantly below the Broadridge selected peer group average and median as well as being significantly lower than its Morningstar category average and median, and lower than the fee it charged for separately managed accounts using a similar strategy (but executed via ETFs). They observed that the Fund’s net expense ratio was lower than its Morningstar category median and average, while being higher than its peer group median and slightly higher than its peer group average. The Trustees agreed that the adviser offered a competitive fee and concluded that the advisory fee was not unreasonable.

Navigator Sentry. The Trustees noted the advisory fee of 0.85% was lower than the Broadridge selected peer group average and median and the Fund’s Morningstar category average and median. They discussed the Fund’s net expense ratio, noting that it was equal to Fund’s Morningstar category median and lower than the category average as well as its peer group median and average. The Trustees agreed that the strategy was unique and sophisticated, particularly for a mutual fund offering, and, the adviser offered a competitive fee. Accordingly, the Trustees concluded that the advisory fee was not unreasonable.

Navigator Tactical. The Trustees noted the advisory fee of 0.85% was higher than the Fund’s Morningstar category average and median as well as being higher than its Broadridge selected peer group median and average. They further noted that the Fund’s advisory fee was well within the range of both comparable metrics. They reviewed fee information for a peer group of funds that the adviser believed was a better comparison group, noting the Fund’s fee was lower than all but one of the peer funds. The Trustees considered the range of fees the adviser charged separate accounts using a similar strategy (but executed via ETFs). They discussed the Fund’s net expense ratio and noted that it was higher than the Fund’s Morningstar category average and median and also slightly higher than its peer group average and median. They noted that the Fund’s net expense ratio was well within the range of both comparable metrics. After further discussion, the Trustees concluded that the advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the fees paid to the adviser for the advisory services provided to each of the Navigator Funds. They recalled their earlier discussion regarding Navigator Tactical and noted the adviser was reinvesting profits into the Fund through the hiring of additional personnel and the purchasing of additional technology. They also noted the adviser’s willingness to discuss breakpoints for the Fund in the future. They further discussed the adviser’s assertion that economies of scale would likely be reached with respect to each of the other Navigator Funds once each Fund reached a certain asset level, and the adviser’s willingness to discuss breakpoints at such time. After further discussion, the Trustees concluded that with respect to each Navigator Fund, the absence of breakpoints at this time was reasonable and that the possibility of instituting breakpoints would be considered again as each Fund’s assets increased.

Navigator Funds
ADVISORY AGREEMENTS (Unaudited) (Continued)
April 30, 2019

Profitability. The Trustees reviewed the profitability analysis provided by the adviser with respect to each Navigator Fund and noted that the adviser had realized a profit with respect to each Fund with the exception of Navigator Sentry. They discussed the impact of the expense limitation agreement (both waivers and recoupment) on the adviser’s revenue. They noted that the adviser’s stated profits with respect to each Fund appeared reasonable in terms of actual dollars and as a percentage of revenue. They considered the adviser’s assertion that it had devoted significant resources and personnel to managing the Funds, and they concluded that, with respect to each Fund, excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Board concluded that the renewal of the Advisory Agreement was in the best interests of each Navigator Fund and its shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Navigator Funds
ADVISORY AGREEMENTS (Unaudited)
April 30, 2019

Navigator Ultra Short Bond Fund (Adviser – Clark Capital Management Group, Inc.) *

In connection with the regular meeting held on December 12-13, 2018 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Clark Capital Management Group, Inc. (“Clark Capital”) and the Trust, with respect to the Navigator Ultra Short Bond Fund (“Navigator Ultra”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees noted that Clark Capital managed approximately $13.6 billion in assets, provided investment strategies across multiple asset classes and collaborated with financial advisers to create portfolios customized to their clients’ financial goals. They reviewed the experience of the key investment personnel, considering their education and noted a veteran investment team with varied financial industry experience. They discussed the adviser’s investment process, noting that it involved the ongoing research of various securities and technical and credit analysis. They discussed the adviser’s risk management process and the adviser’s process for monitoring compliance with investment limitations. They noted that the adviser selected brokers based on a number of qualitative and quantitative factors, and that the adviser’s best execution committee met periodically to review brokers. They further noted that the adviser had reported no material compliance or litigation issues since the Trustees previously considered its advisory contract. The Trustees acknowledged that the adviser had access to resources and qualified staff to support the investment team and overall operation. The Trustees noted their familiarity with Clark Capital due to the investment advisory services it provided to other Funds in the Trust. The Trustees concluded that that adviser could provide high quality service to Navigator Ultra and its prospective shareholders.

Performance. The Trustees noted that the adviser’s experience in managing an ultra short-term bond strategy as part of its overall strategy for Navigator Tactical. They observed that since Navigator Tactical’s inception through August 31, 2018, the Fund outperformed the Barclays US Corporate High Yield Index by 18 basis points. Based upon Clark Capital’s overall experience as an investment advisory firm and its demonstrated success managing an ultra short-term asset class as part of Navigator Tactical, the Trustees found it reasonable to conclude that the adviser could provide satisfactory performance for Navigator Ultra and its future shareholders.

Navigator Funds
ADVISORY AGREEMENTS (Unaudited) (Continued)
April 30, 2019

Fees & Expenses. The Trustees considered the proposed advisory fee of 0.30% and the Fund’s estimated net expense ratio of 0.55% for Class I shares. They discussed the proposed advisory fee in comparison to the Broadridge selected peer group for the Fund as well as the Fund’s custom Morningstar category. They noted that the advisory fee was slightly higher than the average of both the peer group and Morningstar category and well within the range of both comparable metrics. With regard to the Fund’s projected net expense ratio, the Trustees observed that the Fund was higher than the peer group and category averages but again well within the range of both. The Trustees considered that Clark Capital had agreed to limit the Fund’s expenses through an expense limitation agreement. After further discussion, the Trustees concluded that the proposed advisory fee for Navigator Ultra was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by Clark Capital. They noted that because Navigator Ultra had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of Fund operations. They noted that Clark Capital did not anticipate realizing a profit during the first 24 months of the Fund’s operations and, therefore, excess profits were not a concern at this time.

Economies of Scale. The Trustees considered whether Clark Capital would experience economies of scale with respect to the management of Navigator Ultra. The Trustees noted that the adviser was uncertain as to when it would benefit from economies of scale, but was willing to address the matter if the Fund experienced significant asset levels. The Trustees concluded that economies were unlikely to be reached during the initial term of the advisory agreement, and that the absence of breakpoints was acceptable at this time. They agreed that the matter of economies of scale would be revisited as the size of the Fund materially increased.

Conclusion. Having requested and received such information from Clark Capital as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure was not unreasonable and that approval of the advisory agreement was in the best interests of Navigator Ultra and its future shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

Investment Advisor
Clark Capital Management Group, Inc.
1650 Market Street, 53rd Floor
Philadelphia, PA 19103

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-766-2264 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is or will be available without charge, upon request, by calling 1-877-766-2264.

Investor Information: 1-877-766-2264

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/8/19

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/8/19